UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                 811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 7.0%
AEROSPACE - 0.1%
1,488,608	Sequa Corp. Initial Term Loan B 5.25%, 06/19/2017	1,452,137

ENERGY - 1.1%
1,481,639	Arch Coal, Inc. Term Loan B 05/16/2018 (b)	1,231,612
3,102,041	Azure Midstream Energy LLC Term Loan 11/15/2018 (b)	2,791,837
833,333	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/12/2021	754,167
11,468,671	Fieldwood Energy LLC Second Lien Term Loan 09/30/2020 (b)	8,465,313

		13,242,929

HEALTHCARE - 0.6%
4,500,000	Accellent, Inc. Second Lien Initial Term Loan 7.50%, 03/11/2022	4,263,750
767,308	Akorn, Inc. Term Loan B 4.50%, 04/16/2021	763,471
2,960,000	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	2,867,500

		7,894,721

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
INFORMATION TECHNOLOGY - 0.1%
990,000	RP Crown Parent LLC First Lien New Term Loan 6.00%, 12/21/2018	925,036

RETAIL - 0.1%
997,468	J.C. Penney Corporation, Inc. Term Loan 06/20/2019 (b)	981,259

SERVICE - 0.2%
1,830,293	EnergySolutions LLC Term Loan 6.75%, 05/29/2020	1,829,716

TELECOMMUNICATIONS - 1.6%
20,102,259	TerreStar Corporation Term Loan 8.50%, 10/14/2017 (c)	20,102,259

UTILITY - 3.2%
60,000,000	Texas Competitive Electric Holdings Co., LLC 2017 Extended Term Loan 4.65%, 10/10/2017	39,000,000
1,000,000	Granite Acquisition Inc. Second Lien Term Loan 10/14/2022 (b)	1,010,205

		40,010,205

	Total U.S. Senior Loans (Cost $91,985,009)	86,438,262

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Senior Loans (a)(d) - 2.5%
BROADCASTING - 0.3%
3,928,571	iHeartCommunications, Inc. Tranche D Term Loan 01/30/2019 (b)	3,713,187

CHEMICALS - 0.1%
995,000	Signode Industrial Group U.S., Inc. Euro Initial Term Loan 4.00%, 05/01/2021	1,197,480

ENERGY - 1.2%
4,987,406	Seadrill Partners Finco LLC Additional Initial Term Loan 02/21/2021 (b)	3,901,398
2,642,856	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 03/31/2021 (b)	2,086,217
11,246,875	Drillships Ocean Ventures Inc. Tranche B-1 Term Loan 07/25/2021 (b)	9,109,969

		15,097,584

GAMING & LEISURE - 0.1%
945,277	Caesars Entertainment Operating Co. Extended Term Loan B-6 (e)	830,771

HEALTHCARE - 0.4%
716,791	Auris Luxembourg II S.A. Term Loan B 12/31/2021 (b)	716,045
3,890,572	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	3,876,800

		4,592,845

Principal Amount ($)		Value ($)
Non-U.S. Senior Loans (continued)
MANUFACTURING - 0.1%
68,065	Doncasters US Finance LLC Term B Loans 4.50%, 04/09/2020	67,768
1,103,448	Second Lien Term Loan 9.50%, 10/09/2020	1,093,793
526,316	Husky Injection Molding Systems Ltd. Second Lien Term Loan 7.25%, 06/30/2022	506,579

		1,668,140

SERVICE - 0.2%
2,729,167	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	2,111,010

TRANSPORTATION - 0.1%
1,757,041	OSG International, Inc. Initial Term Loan 5.75%, 08/05/2019	1,713,115

	Total Non-U.S. Senior Loans (Cost $32,070,540)	30,924,132

Non-U.S. Asset-Backed Securities (d)(f)(g) - 6.4%
4,000,000	Acis CLO, Ltd. Series 2013-2A, Class E 5.16%, 10/14/2022	3,690,000
6,000,000	Series 2014-4A, Class D 3.33%, 05/01/2026	5,220,000
4,000,000	Series 2014-4A, Class F 5.38%, 05/01/2026	3,220,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
1,000,000	Aimco CDO Series 2014-AA, Class E 4.82%, 07/20/2026	865,000
1,500,000	Allegro CLO II, Ltd. Series 2014-1A, Class C 4.39%, 01/21/2027 (h)	1,392,000
2,700,000	Series 2014-1A, Class E 6.99%, 01/21/2027 (h)	2,376,000
1,300,000	Series 2014-1A, Class D 6.04%, 01/21/2027 (h)	1,149,200
2,000,000	Anchorage Capital CLO, Ltd. Series 2014-5A, Class F 6.13%, 10/15/2026	1,675,000
3,000,000	Series 2014-5A, Class E 5.23%, 10/15/2026	2,595,000
1,000,000	APIDOS CLO XIX Series 2014-19A, Class F 6.21%, 10/17/2026	869,100
2,000,000	BNPP IP CLO, Ltd. Series 2014-1A, Class C 3.73%, 04/24/2026	1,840,800
1,000,000	Cent CLO, Ltd. Series 2014-22A, Class E 6.63%, 11/07/2026	886,400
1,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 4.98%, 04/13/2025	866,260
2,000,000	CIFC Funding IV, Ltd. Series 2014-4A, Class F 5.89%, 10/17/2026	1,674,200
3,192,677	Eastland CLO, Ltd. Series 2007-1A, Class D 3.76%, 05/01/2022	2,829,510
1,000,000	Series 2007-1A, Class C 1.73%, 05/01/2022	878,500

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F 6.73%, 01/15/2027	1,316,250
2,000,000	Flagship CLO VIII, Ltd. Series 2014-8A, Class F 6.05%, 01/16/2026	1,670,000
4,000,000	Series 2014-8A, Class E 5.40%, 01/16/2026	3,520,000
1,500,000	Series 2014-8A, Class D 3.90%, 01/16/2026	1,395,000
1,750,000	Grayson CLO, Ltd. Series 2006-1A, Class C 1.78%, 11/01/2021	1,546,825
2,250,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 5.39%, 10/22/2025	2,002,500
500,000	Halcyon Loan Investors CLO I, Inc. Series 2006-1A, Class D 3.73%, 11/20/2020	483,750
581,727	Highland Park CDO, Ltd. Series 2006-1A, Class A1 0.56%, 11/25/2051	549,005
1,500,000	Katonah IX CLO, Ltd. Series 2006-9A, Class B2L 3.73%, 01/25/2019	1,431,955
459,038	Mountain Capital CLO VI, Ltd. Series 2007-6A, Class E 3.53%, 04/25/2019	418,298
1,500,000	Mountain Hawk CLO, Ltd. Series 2013-2A, Class E 5.03%, 07/22/2024	1,312,350

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
3,720,000	Neptuno CLO II BV Series 2007-2A, Class D 4.31%, 01/16/2023	4,348,339
944,878	Primus CLO II, Ltd. Series 2007-2A, Class E 4.98%, 07/15/2021	860,784
500,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.23%, 08/01/2024	435,000
2,000,000	Saranac CLO III, Ltd. Series 2014-3A, Class E 5.46%, 06/22/2025	1,760,000
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.47%, 10/15/2026	1,467,756
2,450,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class D 7.23%, 10/30/2026	2,388,505
978,452	Stratford CLO, Ltd. Series 2007-1A, Class E 4.23%, 11/01/2021	867,765
1,000,000	THL Credit Wind River CLO, Ltd. Series 2014-2A, Class D 4.09%, 07/15/2026	946,000
4,000,000	Series 2014-2A, Class E 5.44%, 07/15/2026	3,572,000
5,000,000	Series 2014-3A, Class E 5.84%, 01/22/2027 (h)	4,504,000
2,405,704	Tricadia CDO, Ltd. Series 2006-6A, Class B2L 5.73%, 11/05/2041	3,247,700
1,000,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 5.73%, 07/24/2024	815,000
1,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.29%, 01/16/2027 (h)	889,000

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
4,000,000	Zais CLO, Ltd. Series 2014-2A, Class D 5.68%, 07/25/2026	3,579,200
700,000	Series 2014-2A, Class E 6.73%, 07/25/2026	632,030
1,500,000	Ziggurat CLO I, Ltd. Series 2014-1A, Class F 6.23%, 10/17/2026	1,273,950

	Total Non-U.S. Asset-Backed Securities (Cost $80,508,524)	79,259,932

U.S. Corporate Bonds & Notes - 1.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,000,000	Cenveo Corp. 6.00%, 08/01/2019 (f)	1,820,000

RETAILING - 0.1%
1,500,000	Bon-Ton Department Stores, Inc. (The) 8.00%, 06/15/2021 (i)	1,260,000

UTILITIES - 0.7%
20,000,000	Texas Competitive Electric Holdings Co., LLC (e)	2,000,000
6,114,042	Texas Competitive Electric Holdings Co., LLC (e)(f)	2,137,500
25,000,000	Texas Competitive Electric Holdings Co., LLC (e)	4,562,500
5,000,000	Texas Competitive Electric Holdings Co., LLC (e)	500,000

		9,200,000

	Total U.S. Corporate Bonds & Notes (Cost $16,542,293)	12,280,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Corporate Bonds & Notes (d) - 2.3%
BROADCASTING - 0.7%
10,510,000	iHeartCommunications, Inc. PIK 14.00%, 02/01/2021 (i)	8,605,063

ENERGY - 0.9%
16,238,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (f)(i)	11,528,980

ENVIRONMENTAL CONTROL - 0.2%
2,000,000	Tervita Corp. 8.00%, 11/15/2018 (f)	1,720,000

GAMING & LEISURE - 0.1%
1,000,000	Caesars Entertainment Operating Co., Inc. 9.00%, 02/15/2020 (i)	745,000
1,386,000	10.00%, 12/15/2018	221,760
1,000,000	11.25%, 06/01/2017	738,000

		1,704,760

HEALTHCARE EQUIPMENT & SERVICES - 0.1%
1,875,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (f)	1,687,500

TELECOMMUNICATION SERVICES - 0.3%
4,500,000	Avaya, Inc. 10.50%, 03/01/2021 (f)(i)	3,870,000

	Total Non-U.S. Corporate Bonds & Notes (Cost $32,207,288)	29,116,303

Non-U.S. Government Bonds (d)(e) - 23.5%
	Argentine Republic Government International Bond
57,500,000	2.50%, 12/31/2038 (i)(j)	29,612,500
33,026,478	7.82%, 12/31/2033	34,768,415
4,128,311	7.82%, 12/31/2033	4,346,053
183,667,126	8.28%, 12/31/2033 (i)	164,841,246
65,895,826	8.28%, 12/31/2033 (i)	57,658,848

	Total Non-U.S. Government Bonds (Cost $276,523,025)	291,227,062

Shares
U.S. Equity - 37.3%
BANKS - 0.3%
70,700	CIT Group, Inc.	3,381,581

CONSUMER SERVICES - 6.8%
5,000	Buffalo Wild Wings, Inc. (i)(k)	901,900
100,000	ExamWorks Group, Inc. (i)(k)	4,159,000
1,922,525	K12, Inc. (k)(l)(m)	22,820,372
2,032,800	SeaWorld Entertainment, Inc.	36,387,120
177,100	Service Corp. International	4,020,170
370,050	Sotheby’s (i)	15,978,759

		84,267,321

DIVERSIFIED FINANCIALS - 0.8%
96,685	FNF Group	3,330,798
87,750	Outerwall, Inc. (k)	6,600,555

		9,931,353

ENERGY - 3.4%
499,325	Anadarko Petroleum Corp.	41,194,312
33,900	Viper Energy Partners LP	614,607

		41,808,919

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Global Allocation Fund

Shares		Value ($)
U.S. Equity (continued)
HEALTHCARE EQUIPMENT & SERVICES - 3.2%
227,842	Kindred Healthcare, Inc.	4,142,168
60,000	Laboratory Corp. of America Holdings (k)	6,474,000
80,000	Medtronic, Inc.	5,776,000
246,800	Patterson Cos., Inc.	11,871,080
50,000	Universal Health Services, Inc., Class B	5,563,000
120,000	VCA, Inc. (k)	5,852,400

		39,678,648

MATERIALS - 0.2%
95,000	MPM Holdings, Inc. (k)	2,671,875
14,166	Rayonier Advanced Materials, Inc. (i)	315,902

		2,987,777

MEDIA - 0.0%
7,800	Tribune Co. (k)	466,206

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
29,816	Aratana Therapeutics, Inc. (k)	531,321

REAL ESTATE INVESTMENT TRUST - 3.4%
3,279,756	American Realty Capital Properties, Inc., REIT	29,681,792
70,600	Corrections Corp. of America, REIT	2,565,604
42,500	Rayonier, Inc., REIT (i)	1,187,450
760,449	Spirit Realty Capital, Inc., REIT	9,041,738

		42,476,584

RETAILING - 0.1%
5,500	GNC Holdings, Inc., Class A	258,280
8,000	Ulta Salon Cosmetics & Fragrance, Inc. (i)(k)	1,022,720

		1,281,000

Shares		Value ($)
U.S. Equity (continued)
SOFTWARE & SERVICES - 5.1%
109,450	CommVault Systems, Inc. (k)	5,657,471
134,000	Fortinet, Inc. (k)	4,108,440
629,350	Microsoft Corp.	29,233,307
90,418	Rackspace Hosting, Inc. (k)	4,232,467
139,750	Teradata Corp. (i)(k)	6,104,280
1,132,847	TiVo, Inc. (k)(l)	13,412,908

		62,748,873

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
25,000	CDW Corp.	879,250
120,250	NetApp, Inc.	4,984,363

		5,863,613

TELECOMMUNICATION SERVICES - 2.6%
114	TerreStar Corp. (c)(m)	32,677,524

TRANSPORTATION - 7.5%
1,238,809	American Airlines Group, Inc. (l)	66,437,327
1,440,927	JetBlue Airways Corp. (i)(k)	22,853,102
87,774	Southwest Airlines Co.	3,714,596

		93,005,025

UTILITIES - 3.4%
1,577,200	NRG Energy, Inc. (l)	42,505,540

	Total U.S. Equity (Cost $437,723,080)	463,611,285

Non-U.S. Equity (d) - 14.1%
CAPITAL GOODS - 0.1%
7,341	Precision Castparts Corp.	1,768,300

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Global Allocation Fund

Shares		Value ($)
Non-U.S. Equity(continued)
CONSUMER DURABLES & APPAREL - 0.2%
28,200	Harman International Industries, Inc.	3,009,222

CONSUMER SERVICES - 0.4%
75,000	500.com, Ltd., Class A ADR (i)(k)	1,301,250
43,500	Royal Caribbean Cruises, Ltd.	3,585,705

		4,886,955

DIVERSIFIED FINANCIALS - 0.4%
48,500	Legg Mason, Inc.	2,588,445
22,000	McGraw Hill Financial, Inc.	1,957,560

		4,546,005

ENERGY - 1.9%
35,300	EOG Resources, Inc.	3,250,071
514,850	MEG Energy Corp. (k)	8,690,108
1,089,233	Ocean Rig UDW, Inc. (i)	10,108,082
8,000	Pioneer Natural Resources Co.	1,190,800

		23,239,061

FOOD, BEVERAGE & TOBACCO - 0.2%
33,820	Nestle SA	2,466,876

HEALTHCARE EQUIPMENT & SERVICES - 1.5%
55,000	Cardinal Health, Inc.	4,440,150
30,000	Edwards Lifesciences Corp. (k)	3,821,400
40,000	Hill-Rom Holdings, Inc.	1,824,800
150,000	iKang Healthcare Group, Inc. ADR (i)(k)	2,256,000
14,700	McKesson Corp.	3,051,426
39,514	NuVasive, Inc. (k)	1,863,480
29,400	Sysmex Corp. (i)	1,303,594

		18,560,850

Shares		Value ($)
Non-U.S. Equity(continued)
INSURANCE - 0.1%
15,000	Aon PLC	1,422,450

MATERIALS - 0.0%
15,000	Huntsman Corp.	341,700

MEDIA - 0.4%
70,075	Loral Space & Communications, Inc. (k)	5,515,603

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
13,100	Actavis PLC (k)	3,372,071
3,980	Eurofins Scientific	1,015,903
79,975	GlaxoSmithKline PLC	1,716,466
5,000	Jazz Pharmaceuticals PLC (i)(k)	818,650
103,000	Shionogi & Co., Ltd. (i)	2,658,538

		9,581,628

REAL ESTATE INVESTMENT TRUST - 0.1%
200,000	E-House China Holdings, Ltd., REIT, ADR (i)	1,448,000

RETAILING - 1.4%
958,650	Staples, Inc.	17,370,738

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
20,000	Ambarella, Inc. (i)(k)	1,014,400
62,400	Micron Technology, Inc. (k)	2,184,624

		3,199,024

SOFTWARE & SERVICES - 2.7%
75,000	58.com, Inc. ADR (i)(k)	3,116,250
10,000	Baidu, Inc., ADR (k)	2,279,700
50,294	Facebook, Inc., Class A (k)	3,923,938

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Global Allocation Fund

Shares		Value ($)
Non-U.S. Equity (continued)
SOFTWARE & SERVICES (continued)
310,250	IAC/InterActiveCorp	18,860,097
210,000	Leju Holdings, Ltd. ADR (i)(k)	2,259,600
25,000	Manhattan Associates, Inc. (i)(k)	1,018,000
250,000	Phoenix New Media, Ltd. ADR (i)(k)	2,077,500

		33,535,085

TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
18,306	Apple, Inc. (i)	2,020,616
1,026,853	Corning, Inc.	23,545,740

		25,566,356

TELECOMMUNICATION SERVICES - 1.5%
316,356	Softbank Corp. (i)	18,812,476

	Total Non-U.S. Equity (Cost $186,960,434)	175,270,329

U.S. Exchange-Traded Funds - 1.0%
20,000	Direxion Daily Small Cap Bull 3X Shares (i)	1,618,600
343,198	Highland/iBoxx Senior Loan, ETF (m)	6,589,402
38,945	ProShares Ultra Gold, ETF (k)	1,495,877
73,085	ProShares Ultra Silver, ETF (k)	2,780,884

	Total U.S. Exchange-Traded Funds (Cost $17,968,508)	12,484,763

Non-U.S. Exchange-Traded Funds (d) - 8.6%
600,000	Deutsche X-trackers Harvest CSI 300 China A-Shares, ETF (i)	22,326,000
350,000	Deutsche X-trackers Harvest CSI 500 China A-Shares, ETF (i)	12,295,500
300,000	iShares China Large-Cap, ETF (i)	12,486,000
80,000	iShares Europe, ETF (i)	3,402,400
90,000	iShares MSCI China, ETF (i)	4,520,700
100,000	iShares MSCI Germany Index Fund, ETF (i)	2,741,000
1,000,000	iShares MSCI India, ETF	30,090,000
400,000	Market Vectors China AMC SME-ChiNext, ETF (k)	11,524,000
200,000	Powershares Golden Dragon China Portfolio, ETF (i)	5,570,000
17,500	ProShares Ultra KBW Regional Banking, ETF	1,633,625

	Total Non-U.S. Exchange-Traded Funds (Cost $100,370,788)	106,589,225

Contracts		Value ($)
U.S. Purchased Call Options (n) - 1.7%
10,000	Jetblue Airways Corp., Strike price $10.00, expires 01/17/2015 (i)	6,160,000
5,000	Lululemon Athletica, Inc., Strike price $35.00, expires 01/17/2015	10,237,500
8,750	NRG Energy, Inc., Strike price $31.00, expires 01/17/2015	61,250
2,000	Outerwall, Inc., Strike price $70.00, expires 01/17/2015	1,720,000
2,600	Patterson Cos., Inc., Strike price $37.00, expires 01/17/2015	2,977,000
5,000	Tivo, Inc., Strike price $13.00, expires 01/17/2015	30,000

	Total U.S. Purchased Call Options (Cost $8,993,473)	21,185,750

Shares
U.S. Registered Investment Companies (m) - 0.9%
956,856	Highland Energy MLP Fund	10,649,807

	Total U.S. Registered Investment Companies (Cost $11,240,674)	10,649,807

U.S. Investment Companies (o) - 8.1%
101,109,232	State Street Navigator Prime Securities Lending Portfolio	101,109,232

	Total Investment Companies (Cost $101,109,232)	101,109,232

Non-U.S. Investment Companies (d)(m) - 0.3%
10,000	BB Votorantim Highland Infrastructure LLC	3,973,942

	Total Non-U.S. Investment Companies (Cost $4,571,783)	3,973,942

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Global Allocation Fund

Shares		Value ($)
Total Investments - 114.7% (Cost $1,398,774,651)		1,424,120,024

Securities Sold Short - (0.2)%
Exchange-Traded Funds - (0.2)%
40,000	Health Care Select Sector SPDR Fund, ETF	(2,735,200)

	Total Exchange-Traded Funds (Proceeds $2,688,937)	(2,735,200)

	Total Securities Sold Short (Proceeds $2,688,937)	(2,735,200)

Other Assets & Liabilities, Net - (14.5)%		(180,149,714)

Net Assets - 100.0%		1,241,235,110

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $52,779,783, or 4.3% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2014.
(d)	As described in the Fund’s prospectus, a company is
considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(e)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2014, these securities amounted to $102,023,912 or 8.2% of net assets.
(g)	Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2014.
(h)	Security purchased on a when-issued basis. As of December 31, 2014, assets with a total aggregate market value of $10,310,200, or 0.8% of net assets, were purchased on a when-issued basis.
(i)	Securities (or a portion of securities) on loan. As of December 31, 2014, the market value of securities loaned was $117,447,339. The loaned securities were secured with cash and securities collateral of $133,164,902. Collateral is calculated based on prior day’s prices.
(j)	Step coupon bond. The interest rate shown reflects the rate in effect December 31, 2014 and will reset at a future date.
(k)	Non-income producing security.
(l)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $73,408,491.
(m)	Affiliated issuer. Assets with a total aggregate market value of $76,711,047, or 6.2% of net assets, were affiliated with the Fund as of December 31, 2014.
(n)	Options are shown at market value.
(o)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following written put options contracts outstanding, brokered by Jefferies, for which $2,580,937 was pledged as collateral, at December 31, 2014:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
American Airlines Group, Inc.	39.00	January 2015	2,000	$754,407	$(9,000)
Corning, Inc.	24.00	January 2015	2,000	626,410	(225,000)
Outerwall, Inc.	65.00	April 2015	2,000	1,703,891	(495,000)
Tivo, Inc.	15.00	January 2015	2,733	569,856	(867,728)

Total Written Options Contracts				$3,654,564	$(1,596,728)

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Dividend Equity Fund

Shares		Value ($)
Common Stocks - 96.5%
BANKS - 13.9%
14,005	JPMorgan Chase & Co.	876,433
7,540	PNC Financial Services Group, Inc.	687,874
5,955	Toronto-Dominion Bank (The)	284,530
14,890	U.S. Bancorp (a)	669,306
12,160	Wells Fargo & Co.	666,611

		3,184,754

CAPITAL GOODS - 6.5%
36,825	General Electric Co. (a)	930,568
5,260	Hubbell, Inc., Class B (a)	561,926

		1,492,494

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
13,990	Ennis, Inc. (a)	188,445

CONSUMER DURABLES & APPAREL - 2.3%
8,530	Tupperware Brands Corp. (a)	537,390

CONSUMER SERVICES - 2.6%
6,325	McDonald’s Corp.	592,652

ENERGY - 11.4%
7,250	Chevron Corp. (a)	813,305
7,590	ConocoPhillips (a)	524,165
10,791	Royal Dutch Shell PLC, ADR (a)	750,622
16,970	Suncor Energy, Inc.	539,307

		2,627,399

FOOD, BEVERAGE & TOBACCO - 8.0%
5,215	Diageo PLC, ADR	594,979
6,915	PepsiCo, Inc.	653,883
15,251	Unilever NV	595,399

		1,844,261

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE EQUIPMENT & SERVICES - 2.9%
14,610	Abbott Laboratories (a)	657,742

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
6,335	Procter & Gamble Co. (The)	577,055

INSURANCE - 2.8%
13,855	Arthur J. Gallagher & Co. (a)	652,293

MATERIALS - 10.4%
6,700	LyondellBasell Industries NV, Class A (a)	531,913
9,375	Packaging Corp. of America	731,719
14,830	Sonoco Products Co. (a)	648,071
15,825	Worthington Industries, Inc. (a)	476,174

		2,387,877

MEDIA - 2.6%
10,770	CBS Corp., Class B	596,012

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
9,290	Johnson & Johnson (a)	971,455
9,350	Novartis AG, ADR	866,371

		1,837,826

RETAILING - 2.6%
5,755	Home Depot, Inc. (The)	604,102

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
20,125	Microchip Technology, Inc. (a)	907,839

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Dividend Equity Fund

Shares		Value ($)
Common Stocks (continued)
SOFTWARE & SERVICES - 3.8%
18,845	Paychex, Inc. (a)	870,074

TELECOMMUNICATION SERVICES - 1.3%
6,175	Verizon Communications, Inc.	288,866

TRANSPORTATION - 4.1%
8,375	United Parcel Service, Inc., Class B (a)	931,049

UTILITIES - 6.0%
17,405	ITC Holdings Corp.	703,684
4,485	National Fuel Gas Co. (a)	311,842
7,195	Southern Co. (The) (a)	353,347

		1,368,873

	Total Common Stocks (Cost $18,839,622)	22,147,003

Exchange-Traded Funds (a) - 2.9%
8,610	iShares Dow Jones U.S. Real Estate Index Fund, ETF	661,593

	Total Exchange-Traded Funds (Cost $549,334)	661,593

Investment Companies (b) - 22.4%
5,153,009	State Street Navigator Prime Securities Lending Portfolio	5,153,009

	Total Investment Companies (Cost $5,153,009)	5,153,009

Total Investments - 121.8% (Cost $24,541,965)		27,961,605

Other Assets & Liabilities, Net - (21.8)%		(5,002,267)

Net Assets - 100.0%		22,959,338

(a)	Securities (or a portion of securities) on loan. As of December 31, 2014, the market value of securities loaned was $5,837,887. The loaned securities were secured with cash and securities collateral of $6,030,628. Collateral is calculated based on prior day’s prices.
(b)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks - 97.5%
CAPITAL GOODS - 1.2%
38,048	Dover Corp.	2,728,803

CONSUMER SERVICES - 1.3%
52,637	Las Vegas Sands Corp.	3,061,368

DIVERSIFIED FINANCIALS - 11.9%
174,404	Charles Schwab Corp. (The)	5,265,257
97,028	CME Group, Inc.	8,601,532
66,590	McGraw Hill Financial, Inc.	5,925,178
94,491	State Street Corp.	7,417,544

		27,209,511

ENERGY - 3.9%
105,907	Schlumberger, Ltd.	9,045,517

FOOD, BEVERAGE & TOBACCO - 3.2%
77,369	PepsiCo, Inc.	7,316,013

HEALTHCARE EQUIPMENT & SERVICES - 9.3%
136,349	Abbott Laboratories	6,138,432
24,101	Cooper Cos., Inc. (The) (a)	3,906,531
53,903	Covidien PLC	5,513,199
67,219	Express Scripts Holding Co. (a)(b)	5,691,433

		21,249,595

MATERIALS - 3.5%
66,589	Monsanto Co.	7,955,388

MEDIA - 10.4%
106,540	Comcast Corp., Special Class A (a)	6,132,975
109,706	Discovery Communications, Inc., Class C (b)	3,699,286
185,176	Liberty Global PLC, Series C (b)	8,945,853
53,905	Walt Disney Co. (The)	5,077,312

		23,855,426

Shares		Value ($)
Common Stocks (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.7%
31,076	Actavis PLC (b)	7,999,273
27,272	Alexion Pharmaceuticals, Inc. (b)	5,046,138
50,737	Amgen, Inc.	8,081,897
60,875	Gilead Sciences, Inc. (b)	5,738,077

		26,865,385

REAL ESTATE - 3.0%
69,760	American Tower Corp., REIT	6,895,776

RETAILING - 8.3%
17,120	Amazon.com, Inc. (b)	5,313,192
98,297	Dick’s Sporting Goods, Inc.	4,880,446
126,835	Lowe’s Cos., Inc.	8,726,248

		18,919,886

SOFTWARE & SERVICES - 17.0%
36,780	Baidu, Inc., ADR (b)	8,384,736
106,540	eBay, Inc. (b)	5,979,025
38,050	Facebook, Inc., Class A (b)	2,968,661
8,244	Google, Inc., Class C (b)	4,339,642
5,708	Google, Inc., Class A (b)	3,029,007
57,077	Intuit, Inc.	5,261,929
34,879	Visa, Inc., Class A	9,145,274

		39,108,274

TECHNOLOGY HARDWARE & EQUIPMENT - 11.3%
91,960	Apple, Inc. (c)	10,150,544
237,820	EMC Corp.	7,072,767

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks (continued)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
117,321	QUALCOMM, Inc.	8,720,470

		25,943,781

TRANSPORTATION - 1.5%
31,708	United Parcel Service, Inc., Class B	3,524,978

	Total Common Stocks (Cost $136,767,159)	223,679,701

Investment Companies (d) - 4.5%
10,396,657	State Street Navigator Prime Securities Lending Portfolio	10,396,657

	Total Investment Companies (Cost $10,396,657)	10,396,657

Total Investments - 102.0%
(Cost $147,163,816)		234,076,358

Other Assets & Liabilities, Net - (2.0)%		(4,505,116)

Net Assets - 100.0%		229,571,242

(a)	Securities (or a portion of securities) on loan. As of December 31, 2014, the market value of securities loaned was $10,109,528. The loaned securities were secured with cash and securities collateral of $10,469,020. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	Securities (or a portion of securities) were pledged as collateral for open futures contracts. At December 31, 2014, the market value of securities pledged as collateral was $222,195.
(d)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $246,000 was pledged as collateral, open at December 31, 2014:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
S&P 500 E-Mini Index	March 2015	4	$410,480	$(4,056)

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks - 97.6%
BANKS - 8.0%
8,110	Cullen/Frost Bankers, Inc. (a)	572,890
41,383	Fulton Financial Corp. (a)	511,494
6,622	Iberiabank Corp. (a)	429,437
8,506	Prosperity Bancshares, Inc. (a)	470,892
21,648	Renasant Corp. (a)	626,277
4,425	SVB Financial Group (a)(b)	513,610
7,149	Westamerica Bancorp. (a)	350,444

		3,475,044

CAPITAL GOODS - 8.1%
17,914	Applied Industrial Technologies, Inc. (a)	816,699
4,367	ESCO Technologies, Inc. (a)	161,142
16,636	Luxfer Holdings PLC, ADR	248,375
18,752	Mueller Industries, Inc. (a)	640,193
8,493	Polypore International, Inc. (a)(b)	399,596
9,245	Primoris Services Corp. (a)	214,854
6,181	Teledyne Technologies, Inc. (b)	635,036
8,350	Woodward, Inc. (a)	411,071

		3,526,966

COMMERCIAL & PROFESSIONAL SERVICES - 5.6%
22,032	Healthcare Services Group, Inc. (a)	681,450
15,046	Herman Miller, Inc.	442,804
19,523	Resources Connection, Inc.	321,153
11,181	Ritchie Bros Auctioneers, Inc. (a)	300,657
20,406	West Corp.	673,398

		2,419,462

CONSUMER DURABLES & APPAREL - 3.7%
5,469	Deckers Outdoor Corp. (a)(b)	497,898
23,322	Jarden Corp. (a)(b)	1,116,657

		1,614,555

Shares		Value ($)
Common Stocks (continued)
CONSUMER SERVICES - 3.6%
2,594	Cracker Barrel Old Country Store, Inc. (a)	365,131
13,067	Interval Leisure Group, Inc. (a)	272,970
16,896	K12, Inc. (b)	200,556
21,346	Texas Roadhouse, Inc. (a)	720,641

		1,559,298

DIVERSIFIED FINANCIALS - 2.7%
3,149	Greenhill & Co., Inc. (a)	137,297
18,353	Raymond James Financial, Inc. (a)	1,051,443

		1,188,740

ENERGY - 3.7%
3,565	Dril-Quip, Inc. (b)	273,542
10,550	Forum Energy Technologies, Inc. (a)(b)	218,701
6,591	Oil States International, Inc. (b)	322,300
15,989	Sanchez Energy Corp. (a)(b)	148,538
16,003	SM Energy Co. (a)	617,396

		1,580,477

FOOD & STAPLES RETAILING - 1.3%
22,148	SpartanNash Co.	578,949

HEALTHCARE EQUIPMENT & SERVICES - 9.9%
7,105	Air Methods Corp. (a)(b)	312,833
15,086	Bio-Reference Labs, Inc. (a)(b)	484,713
24,550	Endologix, Inc. (a)(b)	375,370
14,439	Hanger, Inc. (a)(b)	316,214
27,556	HMS Holdings Corp. (a)(b)	582,534
12,991	IPC The Hospitalist Co., Inc. (a)(b)	596,157
15,825	MEDNAX, Inc. (b)	1,046,191

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE EQUIPMENT & SERVICES (continued)
8,827	Molina Healthcare, Inc. (a)(b)	472,509
745	MWI Veterinary Supply, Inc. (b)	126,583

		4,313,104

INSURANCE - 2.7%
17,091	HCC Insurance Holdings, Inc.	914,710
4,767	RLI Corp. (a)	235,490

		1,150,200

MATERIALS - 6.5%
3,270	Balchem Corp. (a)	217,913
20,532	Commercial Metals Co. (a)	334,466
8,638	Packaging Corp. of America	674,196
15,399	PolyOne Corp. (a)	583,776
4,305	Quaker Chemical Corp.	396,232
9,991	Sensient Technologies Corp.	602,857

		2,809,440

MEDIA - 1.3%
9,268	John Wiley & Sons, Inc., Class A	549,036

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.9%
25,986	Bruker Corp. (a)(b)	509,846
4,248	Cubist Pharmaceuticals, Inc. (a)(b)	427,561
14,810	ICON PLC (b)	755,162

		1,692,569

REAL ESTATE - 5.6%
37,181	BioMed Realty Trust, Inc., REIT (a)	800,879
7,310	Coresite Realty Corp., REIT (a)	285,455
14,144	Education Realty Trust, Inc., REIT (a)	517,529
10,644	Omega Healthcare Investors, Inc., REIT	415,861
14,003	Sabra Health Care REIT, Inc.	425,271

		2,444,995

Shares		Value ($)
Common Stocks (continued)
RETAILING - 5.7%
11,574	Buckle, Inc. (The) (a)	607,866
5,140	Genesco, Inc. (b)	393,827
3,609	Group 1 Automotive, Inc. (a)	323,439
32,804	LKQ Corp. (a)(b)	922,448
4,035	Monro Muffler Brake, Inc. (a)	233,223

		2,480,803

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
25,926	Microsemi Corp. (b)	735,780
39,623	Rudolph Technologies, Inc. (a)(b)	405,343
19,575	Semtech Corp. (a)(b)	539,683

		1,680,806

SOFTWARE & SERVICES - 12.9%
21,795	ACI Worldwide, Inc. (a)(b)	439,605
21,929	Blackbaud, Inc. (a)	948,649
10,820	CoreLogic, Inc. (a)(b)	341,804
9,183	Cornerstone OnDemand, Inc. (a)(b)	323,242
32,394	Global Cash Access Holdings, Inc. (a)(b)	231,617
36,746	Jive Software, Inc. (a)(b)	221,578
17,075	NIC, Inc.	307,179
19,593	PTC, Inc. (b)	718,084
22,253	RealPage, Inc. (a)(b)	488,676
11,723	Solera Holdings, Inc. (a)	599,983

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks (continued)
SOFTWARE & SERVICES (continued)
16,731	SS&C Technologies Holdings, Inc. (a)	978,596

		5,599,013

TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
10,091	ADTRAN, Inc. (a)	219,984
4,988	Littelfuse, Inc.	482,190
4,830	Zebra Technologies Corp., Class A (b)	373,890

		1,076,064

TRANSPORTATION - 4.1%
9,283	Genesee & Wyoming, Inc., Class A (a)(b)	834,727
12,203	Old Dominion Freight Line, Inc. (a)(b)	947,441

		1,782,168

UTILITIES - 1.9%
12,511	IDACORP, Inc. (a)	828,103

	Total Common Stocks (Cost $33,970,731)	42,349,792

Investment Companies (c) - 27.0%
11,735,554	State Street Navigator Prime Securities Lending Portfolio	11,735,554

	Total Investment Companies (Cost $11,735,554)	11,735,554

Total Investments - 124.6%
(Cost $45,706,285)		54,085,346

Other Assets & Liabilities, Net - (24.6)%		(10,664,538)

Net Assets - 100.0%		43,420,808

(a)	Securities (or a portion of securities) on loan. As of December 31, 2014, the market value of securities loaned was $11,916,448. The loaned securities were secured with cash and securities collateral of $12,310,477. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 30.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
	Federal Home Loan Mortgage Corp. REMIC
47,412	Series 3977, Class AI 3.50%, 09/15/2029 (a)	4,008
59,961	Series 3983, Class EI 3.50%, 11/15/2030 (a)	6,842
3,395	Series 2643, Class IM 4.50%, 03/15/2018 (a)	62
3,294	Series 2763, Class JI 5.00%, 10/15/2018 (a)	66
9,857	Series 2631, Class DI 5.50%, 06/15/2033 (a)	1,789
53,922	Series 3806, Class DS 6.44%, 08/15/2025 (a)(b)	6,692
3,447	Series 1980, Class IO 7.50%, 07/15/2027 (a)	596
66	Series 33, Class D 8.00%, 04/15/2020	70
	Federal Home Loan Mortgage Corp. STRIPS
305	Series 186, Class PO 0.00%, 08/01/2027 (c)	282
535	Series 147, Class IO 8.00%, 02/01/2023 (a)	76
702	Series 171, Class IO 8.00%, 07/01/2024 (a)	200
172,242	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-58, Class AIO 0.08%, 09/25/2043 (a)(b)	504
	Federal National Mortgage Assoc. REMIC
419	Series G92-68, Class B 0.00%, 12/25/2022 (c)	410
70,273	Series 2003-89, Class IO 1.24%, 12/25/2042 (a)(b)	2,753

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
76,176	Series 2010-98, Class DI 5.00%, 09/25/2040 (a)	8,031
14,735	Series 2008-61, Class SB 5.83%, 07/25/2038 (a)(b)	1,843
137,865	Series 2012-93, Class SW 5.93%, 09/25/2042 (a)(b)	24,983
2	Series 1992-77, Class K 1,008.00%, 05/25/2022	46
	Federal National Mortgage Assoc. STRIPS
10,391	Series 354, Class 1 0.00%, 12/25/2034 (c)	9,695
12,746	Series 362, Class 2 4.50%, 08/25/2035 (a)	2,010
10,996	Series 378, Class 1 4.50%, 01/25/2036 (a)	1,482
10,561	Series 387, Class 2 5.00%, 03/25/2038 (a)	1,434
7,401	Series 387, Class 1 5.00%, 05/25/2038 (a)	1,110
3,190	Series 346, Class 2 5.50%, 12/25/2033 (a)	610
8,015	Series 252, Class 2 7.50%, 11/25/2023 (a)	1,328
404	Series 237, Class 2 8.00%, 08/25/2023 (a)	98
2,121	Series 264, Class 2 8.00%, 07/25/2024 (a)	472
51	Series 12, Class 2 8.50%, 03/25/2017 (a)	4
124	Series 7, Class 2 8.50%, 04/25/2017 (a)	10
21	Series 28, Class 2 8.50%, 01/25/2018 (a)	2

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Federal National Mortgage Assoc. STRIPS
244	Series 150, Class 2 8.50%, 07/25/2022 (a)	57
165	Series 163, Class 2 8.50%, 07/25/2022 (a)	8
380	Series 137, Class 2 9.00%, 05/25/2022 (a)	77
	Government National Mortgage Assoc.
42,271	Series 2011-51, Class NI 4.50%, 10/20/2037 (a)	2,481
44,504	Series 2010-101, Class GI 4.50%, 02/20/2038 (a)	3,492
47,137	Series 2010-130, Class PI 4.50%, 08/16/2039 (a)	4,864
15,364	Series 2010-75, Class KI 5.00%, 12/20/2035 (a)	310
26,495	Series 2010-42, Class IA 5.00%, 10/20/2037 (a)	1,606
145,058	Series 2010-20, Class SE 6.09%, 02/20/2040 (a)(b)	26,319
42,546	Series 2010-26, Class QS 6.09%, 02/20/2040 (a)(b)	7,558

	Total Agency Collateralized Mortgage Obligations (Cost $160,460)	124,280

AGENCY MORTGAGE-BACKED SECURITIES - 8.7%
	Federal Home Loan Mortgage Corp.
287,649	4.00%, 05/01/2044	308,929
3,373	4.50%, 06/01/2033 - 02/01/2035 (d)	3,660
135,405	5.00%, 07/01/2035 - 06/01/2041 (d)	151,980
51,517	5.50%, 05/01/2020 - 04/01/2039 (d)	58,178
102,543	6.00%, 04/01/2017 - 11/01/2037 (d)	116,767
1,701	6.50%, 06/01/2029	1,934
14,805	7.00%, 10/01/2016 - 08/01/2036 (d)	16,648
811	7.50%, 09/01/2033	867
2,016	8.00%, 04/01/2030 - 11/01/2030 (d)	2,327
369	9.00%, 04/01/2016 - 06/01/2021 (d)	386

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
	Federal National Mortgage Assoc.
291	2.10%, 04/01/2037 (b)	301
1,220,162	3.00%, 02/01/2043 - 06/01/2043 (d)	1,236,953
115,000	3.00%, TBA (d)(e)	116,339
329,760	3.50%, 11/01/2042 - 02/01/2043 (d)	345,129
797,788	3.50%, TBA (d)(e)	831,694
573,603	4.00%, 05/01/2019 - 03/01/2044 (d)	615,121
587,706	4.50%, 05/01/2018 - 04/01/2041 (d)	638,191
249,646	5.00%, 07/01/2020 - 06/01/2041 (d)	279,702
206,917	5.50%, 06/01/2020 - 01/01/2039 (d)	231,078
171,415	6.00%, 02/01/2020 - 08/01/2035 (d)	196,719
21,218	6.50%, 02/01/2016 - 08/01/2034 (d)	23,390
2,244	7.00%, 10/01/2016 - 12/01/2033 (d)	2,357
9,615	7.50%, 05/01/2015 - 12/01/2033 (d)	10,736
1,827	8.00%, 12/01/2015 - 01/01/2033 (d)	2,130
1,806	9.00%, 12/01/2017 - 12/01/2022 (d)	1,971
	Government National Mortgage Assoc.
220,503	3.00%, 04/20/2043 - 06/20/2043 (d)	225,833
150,454	3.00%, TBA (d)(e)	153,870
245,077	3.50%, 05/20/2043	257,696
304,715	4.00%, 01/20/2041 - 04/20/2043 (d)	327,536
165,138	4.50%, 08/15/2033 - 03/20/2041 (d)	181,537
9,965	5.00%, 08/15/2033	11,079
14,363	6.00%, 07/15/2033 - 09/15/2036 (d)	16,522
28,254	6.50%, 02/15/2024 - 07/15/2036 (d)	32,414
6,293	7.00%, 04/15/2028 - 09/15/2036 (d)	6,918
178	8.00%, 09/15/2029 - 06/15/2030 (d)	182
5,109	8.50%, 10/15/2017	5,423

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
	Government National Mortgage Assoc.
7,671	9.00%, 11/15/2016 - 12/15/2021 (d)	8,098

	Total Agency Mortgage-Backed Securities (Cost $6,219,112)	6,420,595

ASSET-BACKED SECURITIES - 0.0%
3	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A 0.90%, 01/25/2034 (b)	3
10,000	Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 06/15/2016	10,026

	Total Asset-Backed Securities (Cost $10,002)	10,029

CORPORATE BONDS & NOTES - 10.3%
ADVERTISING - 0.0%
18,000	CBS Outdoor Americas Capital LLC 5.63%, 02/15/2024 (f)(g)	18,135

AUTOMOBILES & COMPONENTS - 0.2%
	American Axle & Manufacturing, Inc.
19,000	6.25%, 03/15/2021	20,045
19,000	6.63%, 10/15/2022 (f)	20,235
6,000	7.75%, 11/15/2019	6,750
	General Motors Co.
12,000	4.88%, 10/02/2023 (f)	12,900
32,000	5.00%, 04/01/2035	33,427
15,000	Johnson Controls, Inc. 4.63%, 07/02/2044	15,498

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AUTOMOBILES & COMPONENTS (continued)
32,000	Lear Corp. 5.25%, 01/15/2025	32,560

		141,415

BANKS - 0.5%
	Bank of America Corp.
102,000	2.00%, 01/11/2018	101,997
27,000	2.60%, 01/15/2019	27,226
27,000	4.10%, 07/24/2023	28,466
	Bank of America Corp., MTN
15,000	1.70%, 08/25/2017 (f)	15,013
46,000	4.00%, 04/01/2024	47,952
25,000	4.25%, 10/22/2026 (f)	24,978
30,000	BB&T Corp., MTN 2.45%, 01/15/2020 (f)	29,913
44,000	U.S. Bancorp 3.44%, 02/01/2016	45,062
20,000	Wells Fargo & Co. 5.90%, 06/15/2024 (b)(f)(h)	20,200
34,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026 (f)	34,797

		375,604

CAPITAL GOODS - 0.3%
26,000	ABB Finance USA, Inc. 1.63%, 05/08/2017	26,101
15,000	Caterpillar, Inc. 4.30%, 05/15/2044	16,086
45,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (f)(g)	42,975
28,000	Eaton Corp. 2.75%, 11/02/2022	27,555
31,000	Illinois Tool Works, Inc. 3.50%, 03/01/2024	32,329

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
CAPITAL GOODS (continued)
8,000	JB Poindexter & Co., Inc. 9.00%, 04/01/2022 (f)(g)	8,680
29,000	John Deere Capital Corp., MTN 3.35%, 06/12/2024 (f)	29,783
23,000	Textron, Inc. 6.20%, 03/15/2015	23,231
23,000	Timken Co. (The) 3.88%, 09/01/2024 (g)	23,010

		229,750

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
31,000	ACCO Brands Corp. 6.75%, 04/30/2020 (f)	32,597
	Catholic Health Initiatives
10,000	2.60%, 08/01/2018	10,139
9,000	4.35%, 11/01/2042	8,970
29,000	Pitney Bowes, Inc. 4.63%, 03/15/2024 (f)	29,739
	United Rentals North America, Inc.
27,000	5.75%, 07/15/2018(f)	28,283
12,000	6.13%, 06/15/2023	12,660

		122,388

CONSUMER DURABLES & APPAREL - 0.2%
30,000	KB Home 7.00%, 12/15/2021 (f)	31,631
19,000	Lennar Corp. 4.50%, 11/15/2019	18,905
45,000	Mattel, Inc. 2.35%, 05/06/2019 (f)	44,887
27,000	RSI Home Products, Inc. 6.88%, 03/01/2018 (f)(g)	28,350

		123,773

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
CONSUMER SERVICES - 0.1%
32,000	MGM Resorts International 5.25%, 03/31/2020 (f)	31,840
20,000	Vail Resorts, Inc. 6.50%, 05/01/2019	20,738

		52,578

DIVERSIFIED FINANCIALS - 1.4%
31,000	American Express Co. 3.63%, 12/05/2024 (f)	31,323
20,000	Ares Capital Corp. 3.88%, 01/15/2020 (f)	19,965
	Citigroup, Inc.
78,000	1.75%, 05/01/2018(f)	77,149
46,000	5.50%, 09/13/2025	51,004
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (f)(g)	152,234
	General Motors Financial Co., Inc.
12,000	2.63%, 07/10/2017 (f)	12,059
19,000	3.00%, 09/25/2017 (f)	19,238
12,000	3.50%, 07/10/2019 (f)	12,266
32,000	4.38%, 09/25/2021 (f)	33,440
	Goldman Sachs Group, Inc. (The)
33,000	2.38%, 01/22/2018 (f)	33,348
48,000	2.63%, 01/31/2019 (f)	48,321
21,000	2.90%, 07/19/2018	21,554
37,000	4.00%, 03/03/2024 (f)	38,456

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
18,000	Goldman Sachs Group, Inc. (The), MTN 4.80%, 07/08/2044 (f)	19,357
13,000	Hyundai Capital America 2.13%, 10/02/2017 (g)	13,072
	Jefferies Group LLC
59,000	5.13%, 01/20/2023 (f)	60,073
10,000	6.50%, 01/20/2043	10,234
	JPMorgan Chase & Co.
46,000	3.88%, 09/10/2024 (f)	46,094
22,000	5.00%, 07/01/2019(b)(f)(h)	21,636
35,000	6.10%, 10/01/2024(b)(f)(h)	35,000
	Morgan Stanley
92,000	2.13%, 04/25/2018 (f)	92,126
45,000	2.38%, 07/23/2019 (f)	44,863
30,000	3.70%, 10/23/2024 (f)	30,471
28,000	4.88%, 11/01/2022	29,787
20,000	5.00%, 11/24/2025 (f)	21,369
	Morgan Stanley, MTN
35,000	4.10%, 05/22/2023 (f)	35,473
25,000	4.35%, 09/08/2026 (f)	25,184

		1,035,096

ENERGY - 1.2%
16,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040 (f)	18,807
19,000	Baytex Energy Corp. 5.13%, 06/01/2021 (f)(g)	16,245
	Chesapeake Energy Corp.
16,000	3.25%, 03/15/2016	16,040
32,000	5.38%, 06/15/2021 (f)	32,140
31,000	ConocoPhillips Co. 3.35%, 11/15/2024 (f)	31,385

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
14,000	Continental Resources, Inc. 4.90%, 06/01/2044 (f)	12,177
40,000	Denbury Resources, Inc. 6.38%, 08/15/2021 (f)	38,200
31,000	El Paso Pipeline Partners Operating Co. LLC 4.30%, 05/01/2024	31,118
62,000	Energy Transfer Equity LP 5.88%, 01/15/2024	63,240
22,000	Energy Transfer Partners LP 6.50%, 02/01/2042	25,373
	Ensco PLC
30,000	4.50%, 10/01/2024 (f)	29,216
15,000	5.75%, 10/01/2044 (f)	15,104
25,000	Enterprise Products Operating LLC 3.75%, 02/15/2025	25,147
10,000	Kerr-McGee Corp. 6.95%, 07/01/2024	12,244
25,000	Kinder Morgan Energy Partners LP 3.50%, 09/01/2023 (f)	23,777
	Kinder Morgan, Inc.
14,000	3.05%, 12/01/2019 (f)	13,904
42,000	5.63%, 11/15/2023 (g)	45,035
15,000	Linn Energy LLC 6.25%, 11/01/2019 (f)	12,825
	Marathon Petroleum Corp.
30,000	3.63%, 09/15/2024 (f)	29,460
22,000	4.75%, 09/15/2044 (f)	20,857
	MarkWest Energy Partners LP
13,000	4.88%, 12/01/2024 (f)	12,773
15,000	5.50%, 02/15/2023 (f)	15,263

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
18,000	MEG Energy Corp. 6.50%, 03/15/2021 (f)(g)	16,515
	Newfield Exploration Co.
18,000	5.63%, 07/01/2024 (f)	17,899
49,000	5.75%, 01/30/2022 (f)	48,755
18,000	Noble Energy, Inc. 3.90%, 11/15/2024 (f)	17,826
22,000	Range Resources Corp. 5.75%, 06/01/2021 (f)	22,825
42,000	Regency Energy Partners LP 5.00%, 10/01/2022 (f)	39,900
	Rowan Cos., Inc.
23,000	4.75%, 01/15/2024 (f)	21,748
6,000	5.85%, 01/15/2044 (f)	5,552
30,000	Spectra Energy Partners LP 4.75%, 03/15/2024 (f)	32,216
30,000	Targa Resources Partners LP 4.13%, 11/15/2019 (g)	29,025
32,000	Ultra Petroleum Corp. 6.13%, 10/01/2024 (f)(g)	27,680
27,000	Unit Corp. 6.63%, 05/15/2021	24,300
	Williams Cos., Inc. (The)
9,000	4.55%, 06/24/2024 (f)	8,386
30,000	5.75%, 06/24/2044 (f)	26,181
11,000	8.75%, 03/15/2032	12,868
27,000	WPX Energy, Inc. 5.25%, 01/15/2017 (f)	27,405

		919,411

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
FOOD & STAPLES RETAILING - 0.4%
75,000	American Seafoods Group LLC 10.75%, 05/15/2016 (f)(g)	67,500
43,000	Aramark Services, Inc. 5.75%, 03/15/2020 (f)	44,612
45,000	CVS Health Corp. 2.25%, 08/12/2019 (f)	44,861
19,000	Ingles Markets, Inc. 5.75%, 06/15/2023 (f)	19,126
21,000	Kroger Co. (The) 2.95%, 11/01/2021	20,860
9,000	Land O’ Lakes, Inc. 6.00%, 11/15/2022 (g)	9,675
	Sysco Corp.
30,000	2.35%, 10/02/2019 (f)	30,196
20,000	3.50%, 10/02/2024	20,622
10,000	4.35%, 10/02/2034	10,801

		268,253

FOOD, BEVERAGE & TOBACCO - 0.4%
	Altria Group, Inc.
14,000	2.95%, 05/02/2023 (f)	13,562
14,000	4.50%, 05/02/2043 (f)	14,155
55,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022 (f)	53,544
17,000	Archer-Daniels-Midland Co. 4.02%, 04/16/2043	17,130
27,000	Constellation Brands, Inc. 7.25%, 09/01/2016	29,228
19,000	Cott Beverages, Inc. 5.38%, 07/01/2022 (g)	17,480
17,000	Diageo Investment Corp. 2.88%, 05/11/2022 (f)	17,018

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
FOOD, BEVERAGE & TOBACCO (continued)
17,000	JBS USA LLC 5.88%, 07/15/2024 (f)(g)	16,745
18,000	PepsiCo., Inc. 4.25%, 10/22/2044 (f)	18,866
14,000	Philip Morris International, Inc. 4.13%, 03/04/2043	13,780
19,000	Post Holdings, Inc. 6.75%, 12/01/2021 (g)	18,478
	Tyson Foods, Inc.
15,000	2.65%, 08/15/2019 (f)	15,153
10,000	3.95%, 08/15/2024 (f)	10,357
10,000	5.15%, 08/15/2044	11,276

		266,772

HEALTHCARE EQUIPMENT & SERVICES - 0.7%
15,000	Aetna, Inc. 3.50%, 11/15/2024 (f)	15,278
17,000	Anthem, Inc. 3.30%, 01/15/2023	17,013
23,000	Ascension Health, Inc. 4.85%, 11/15/2053	26,100
13,000	DaVita HealthCare Partners, Inc. 5.13%, 07/15/2024 (f)	13,284
28,000	Express Scripts Holding Co. 2.25%, 06/15/2019	27,729
27,000	Fresenius Medical Care U.S. Finance, Inc. 5.75%, 02/15/2021 (f)(g)	28,924
	HCA, Inc.
50,000	4.75%, 05/01/2023	51,000
44,000	6.50%, 02/15/2020 (f)	49,412
30,000	Humana, Inc. 3.85%, 10/01/2024	30,455

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
HEALTHCARE EQUIPMENT & SERVICES (continued)
	Medtronic, Inc.
24,000	2.50%, 03/15/2020 (g)	24,092
30,000	3.50%, 03/15/2025 (g)	30,755
15,000	4.63%, 03/15/2045 (f)(g)	16,328
10,000	Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/2052	9,989
30,000	Owens & Minor, Inc. 3.88%, 09/15/2021	30,384
	Tenet Healthcare Corp.
50,000	4.75%, 06/01/2020	51,000
30,000	6.00%, 10/01/2020 (f)	32,290
30,000	UnitedHealth Group, Inc. 2.30%, 12/15/2019	30,159

		484,192

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
56,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021 (f)	56,280

INDUSTRIALS - 0.2%
21,000	Boeing Co. (The) 2.85%, 10/30/2024 (f)	20,912
19,000	Building Materials Corp. of America 5.38%, 11/15/2024 (g)	19,048
12,000	Crown Americas LLC 4.50%, 01/15/2023 (f)	11,700
21,000	Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/01/2024 (f)	20,915
30,000	Keysight Technologies, Inc. 4.55%, 10/30/2024 (g)	30,071

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
INDUSTRIALS (continued)
10,000	Raytheon Co. 4.20%, 12/15/2044	10,431
	Sealed Air Corp.
6,000	4.88%, 12/01/2022 (g)	5,970
6,000	5.13%, 12/01/2024 (g)	6,075
30,000	Tyco Electronics Group SA 2.35%, 08/01/2019	30,005

		155,127

INSURANCE - 0.5%
18,000	Allstate Corp. (The) 5.75%, 08/15/2053 (b)(f)	19,001
	American International Group, Inc.
13,000	3.38%, 08/15/2020 (f)	13,522
21,000	4.13%, 02/15/2024	22,397
15,000	4.50%, 07/16/2044	15,914
39,000	Berkshire Hathaway Finance Corp. 2.90%, 10/15/2020 (f)	40,043
66,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043 (f)	72,476
21,000	CNA Financial Corp. 5.88%, 08/15/2020 (f)	24,001
31,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (f)(g)	32,001
30,000	Marsh & McLennan Cos., Inc. 3.50%, 03/10/2025 (f)	30,254
12,000	MetLife, Inc. 4.72%, 12/15/2044 (f)	13,403
9,000	Prudential Financial, Inc. 5.63%, 06/15/2043 (b)	9,246
30,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044 (f)(g)	33,567

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
INSURANCE (continued)
30,000	TIAA Asset Management Finance Co. LLC 4.13%, 11/01/2024 (g)	30,794

		356,619

MATERIALS - 0.6%
5,000	Alcoa, Inc. 5.13%, 10/01/2024	5,309
15,000	CF Industries, Inc. 5.38%, 03/15/2044	16,245
	Dow Chemical Co. (The)
60,000	3.50%, 10/01/2024 (f)	59,513
30,000	4.25%, 10/01/2034 (f)	29,562
12,000	Freeport-McMoRan Copper & Gold, Inc. 5.45%, 03/15/2043 (f)	11,387
45,000	Georgia-Pacific LLC 3.60%, 03/01/2025 (g)	45,286
28,000	Hexion U.S. Finance Corp. 6.63%, 04/15/2020 (f)	27,580
27,000	Huntsman International LLC 4.88%, 11/15/2020	26,932
	Monsanto Co.
14,000	3.38%, 07/15/2024	14,253
9,000	4.70%, 07/15/2064	9,483
12,000	Newmont Mining Corp. 4.88%, 03/15/2042 (f)	10,489
	Owens-Brockway Glass Container, Inc.
13,000	5.00%, 01/15/2022 (f)(g)	13,276
6,000	5.38%, 01/15/2025 (g)	6,068
70,000	Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	72,537

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
MATERIALS (continued)
19,000	Steel Dynamics, Inc. 5.13%, 10/01/2021 (f)(g)	19,356
32,000	WR Grace & Co-Conn 5.63%, 10/01/2024 (g)	33,480
12,000	Yamana Gold, Inc. 4.95%, 07/15/2024	11,734

		412,490

MEDIA - 0.5%
12,000	21st Century Fox America, Inc. 6.65%, 11/15/2037	16,076
23,000	CBS Corp. 3.70%, 08/15/2024 (f)	22,983
	CCOH Safari LLC
13,000	5.50%, 12/01/2022 (f)	13,227
19,000	5.75%, 12/01/2024	19,261
	Cequel Communications Holdings I LLC
33,000	5.13%, 12/15/2021 (f)(g)	32,175
6,000	5.13%, 12/15/2021 (g)	5,850
	Comcast Corp.
15,000	4.20%, 08/15/2034 (f)	15,738
15,000	4.75%, 03/01/2044 (f)	16,785
6,000	COX Communications, Inc. 4.70%, 12/15/2042 (g)	6,018
	DIRECTV Holdings LLC
24,000	4.45%, 04/01/2024 (f)	25,159
27,000	5.15%, 03/15/2042 (f)	28,004
30,000	Lamar Media Corp. 5.00%, 05/01/2023	29,850
13,000	Omnicom Group, Inc. 3.63%, 05/01/2022 (f)	13,367

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
MEDIA (continued)
15,000	Scripps Networks Interactive, Inc. 2.75%, 11/15/2019 (f)	15,080
14,000	Sinclair Television Group, Inc. 5.38%, 04/01/2021 (f)	13,965
9,000	Time Warner Cable, Inc. 6.55%, 05/01/2037 (f)	11,625
21,000	Time Warner, Inc. 5.35%, 12/15/2043	23,944
32,000	Time, Inc. 5.75%, 04/15/2022 (f)(g)	31,040
30,000	WPP Finance 2010 3.75%, 09/19/2024 (f)	30,172

		370,319

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
	AbbVie, Inc.
25,000	1.75%, 11/06/2017 (f)	25,072
18,000	2.00%, 11/06/2018	17,956
	Actavis Funding SCS
35,000	1.30%, 06/15/2017	34,383
11,000	4.85%, 06/15/2044 (f)	11,206
44,000	Amgen, Inc. 2.20%, 05/22/2019	43,842
30,000	Forest Laboratories, Inc. 5.00%, 12/15/2021 (g)	32,533
34,000	Gilead Sciences, Inc. 4.80%, 04/01/2044	37,868
10,000	Mylan, Inc. 7.88%, 07/15/2020 (g)	10,653
26,000	Roche Holdings, Inc. 2.25%, 09/30/2019 (g)	26,193

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
15,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (g)	15,731

		255,437

REAL ESTATE - 0.3%
22,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	22,264
	American Tower Corp.
49,000	3.40%, 02/15/2019	49,921
8,000	3.50%, 01/31/2023 (f)	7,743
	Corporate Office Properties LP
46,000	3.60%, 05/15/2023	44,278
15,000	3.70%, 06/15/2021	14,956
18,000	ERP Operating LP 4.50%, 07/01/2044 (f)	18,836
30,000	Iron Mountain, Inc. 6.00%, 08/15/2023 (f)	31,350
15,000	Kilroy Realty LP 4.25%, 08/15/2029	15,042
25,000	National Retail Properties, Inc. 3.90%, 06/15/2024	25,546

		229,936

REAL ESTATE INVESTMENT TRUST - 0.0%
15,000	Tanger Properties LP 3.75%, 12/01/2024	15,147

RETAILING - 0.5%
	Bed Bath & Beyond, Inc.
15,000	3.75%, 08/01/2024 (f)	15,225

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
RETAILING (continued)
4,000	4.92%, 08/01/2034 (f)	4,135
21,000	5.17%, 08/01/2044 (f)	22,023
	Dollar General Corp.
30,000	1.88%, 04/15/2018 (f)	29,012
32,000	4.13%, 07/15/2017 (f)	33,022
	Glencore Funding LLC
18,000	2.50%, 01/15/2019 (f)(g)	17,741
32,000	4.13%, 05/30/2023 (f)(g)	31,279
32,000	4.63%, 04/29/2024 (f)(g)	32,285
30,000	L Brands, Inc. 5.63%, 02/15/2022 (f)	32,400
31,000	Macy’s Retail Holdings, Inc. 4.50%, 12/15/2034	31,316
33,000	Target Corp. 3.50%, 07/01/2024 (f)	34,329
20,000	Tops Holding Corp. 8.88%, 12/15/2017	20,500
	Wal-Mart Stores, Inc.
25,000	3.30%, 04/22/2024 (f)	25,863
31,000	4.30%, 04/22/2044 (f)	33,982
	Walgreens Boots Alliance, Inc.
31,000	3.80%, 11/18/2024	31,680
10,000	4.80%, 11/18/2044	10,586

		405,378

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
19,000	Amkor Technology, Inc. 6.63%, 06/01/2021 (f)	18,905
16,000	Xilinx, Inc. 2.13%, 03/15/2019 (f)	15,913

		34,818

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
SOFTWARE & SERVICES - 0.2%
32,000	Activision Blizzard, Inc. 5.63%, 09/15/2021 (f)(g)	33,680
30,000	Cadence Design Systems, Inc. 4.38%, 10/15/2024 (f)	30,540
58,000	Oracle Corp. 2.25%, 10/08/2019 (f)	58,454
22,000	3.63%, 07/15/2023 (f)	23,114
14,000	4.50%, 07/08/2044 (f)	15,245

		161,033

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
46,000	Apple, Inc. 2.85%, 05/06/2021 (f)	47,097
31,000	3.45%, 05/06/2024 (f)	32,504
6,000	Brocade Communications Systems, Inc. 4.63%, 01/15/2023	5,790
64,000	Hewlett-Packard Co. 2.75%, 01/14/2019 (f)	64,142
30,000	Motorola Solutions, Inc. 4.00%, 09/01/2024 (f)	30,241
16,000	Viasystems, Inc. 7.88%, 05/01/2019 (g)	16,960

		196,734

TELECOMMUNICATION SERVICES - 0.6%
45,000	AT&T, Inc. 2.38%, 11/27/2018 (f)	45,391
17,000	4.80%, 06/15/2044 (f)	17,391
33,000	Frontier Communications Corp. 7.13%, 03/15/2019 (f)	36,300

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
TELECOMMUNICATION SERVICES (continued)
19,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	20,472
29,000	Intelsat Jackson Holdings SA 5.50%, 08/01/2023 (f)	28,932
21,000	L-3 Communications Corp. 1.50%, 05/28/2017	20,806
11,000	3.95%, 05/28/2024(f)	11,113
18,000	Sprint Corp. 7.25%, 09/15/2021	17,933
20,000	T-Mobile USA, Inc. 6.25%, 04/01/2021 (f)	20,545
73,000	Verizon Communications, Inc. 1.35%, 06/09/2017	72,705
30,000	3.50%, 11/01/2024 (f)	29,536
30,000	4.15%, 03/15/2024 (f)	31,081
15,000	4.40%, 11/01/2034 (f)	14,959
9,000	5.05%, 03/15/2034 (f)	9,618
33,000	5.15%, 09/15/2023	36,465
18,000	6.55%, 09/15/2043 (f)	23,094
27,000	Windstream Corp. 6.38%, 08/01/2023 (f)	25,346

		461,687

TRANSPORTATION - 0.1%
20,000	AP Moeller - Maersk AS 2.55%, 09/22/2019 (g)	20,078
20,000	3.75%, 09/22/2024 (f)(g)	20,576
15,000	CSX Corp. 4.50%, 08/01/2054	15,784
37,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	36,779

		93,217

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
UTILITIES - 0.5%
24,000	American Electric Power Co., Inc. 2.95%, 12/15/2022	23,584
18,000	Calpine Corp. 5.75%, 01/15/2025 (f)	18,247
22,000	5.88%, 01/15/2024 (g)	23,540
15,000	CMS Energy Corp. 4.88%, 03/01/2044	16,476
24,000	Dominion Resources, Inc. 1.95%, 08/15/2016	24,267
29,000	Duke Energy Corp. 3.75%, 04/15/2024 (f)	30,226
10,000	Duke Energy Progress, Inc. 4.15%, 12/01/2044 (f)	10,676
18,000	Florida Power & Light Co. 4.13%, 02/01/2042	19,299
40,000	MidAmerican Energy Holdings Co. 6.13%, 04/01/2036	50,416
32,000	NRG Energy, Inc. 6.25%, 07/15/2022 (f)	32,880
46,000	Pacific Gas & Electric Co. 3.40%, 08/15/2024	46,645
17,000	PacifiCorp 6.25%, 10/15/2037 (f)	23,085
42,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	40,468
15,000	Tampa Electric Co. 4.35%, 05/15/2044 (f)	16,062

		375,871

	Total Corporate Bonds & Notes (Cost $7,513,496)	7,617,460

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
FOREIGN CORPORATE BONDS & NOTES - 2.1%
BANKS - 0.7%
200,000	Barclays Bank PLC 2.25%, 05/10/2017 (f)(g)	204,199
43,000	Corp. Andina de Fomento 4.38%, 06/15/2022 (f)	46,366
115,000	KFW 2.00%, 10/04/2022 (f)	113,488
15,000	4.50%, 07/16/2018	16,587
14,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (f)(g)	14,132
100,000	National Agricultural Cooperative Federation 4.25%, 01/28/2016 (g)	103,181
46,000	Royal Bank of Canada 1.20%, 09/19/2018	45,768

		543,721

CAPITAL GOODS - 0.2%
	Bombardier, Inc.
18,000	4.75%, 04/15/2019 (f)(g)	18,090
31,000	6.00%, 10/15/2022 (f)(g)	31,349
61,000	7.75%, 03/15/2020 (f)(g)	66,490

		115,929

CONSUMER SERVICES - 0.0%
15,000	NCL Corp., Ltd. 5.00%, 02/15/2018	15,075

DIVERSIFIED FINANCIALS - 0.1%
38,000	Invesco Finance PLC 3.13%, 11/30/2022	37,726

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
ENERGY - 0.6%
14,000	BP Capital Markets PLC 1.38%, 05/10/2018	13,763
62,000	3.81%, 02/10/2024 (f)	62,522
7,000	Ecopetrol SA 5.88%, 05/28/2045	6,510
100,000	Korea National Oil Corp. 2.88%, 11/09/2015 (g)	101,530
15,000	Nexen, Inc. 6.40%, 05/15/2037 (f)	18,744
28,000	Petrobras International Finance Co. 3.50%, 02/06/2017 (f)	26,808
17,000	3.88%, 01/27/2016 (f)	16,725
14,000	Petroleos Mexicanos 3.50%, 01/30/2023 (f)	13,426
49,000	Shell International Finance BV 3.40%, 08/12/2023 (f)	50,667
48,000	Statoil ASA 3.70%, 03/01/2024 (f)	49,792
16,000	4.80%, 11/08/2043 (f)	18,266
12,000	Talisman Energy, Inc. 6.25%, 02/01/2038	12,220
16,000	Weatherford International, Ltd. 5.95%, 04/15/2042	13,589
7,000	6.75%, 09/15/2040 (f)	6,539

		411,101

FOOD, BEVERAGE & TOBACCO - 0.1%
38,000	Diageo Capital PLC 1.13%, 04/29/2018	37,215

INSURANCE - 0.0%
21,000	XLIT, Ltd. 5.25%, 12/15/2043 (f)	23,922

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
MATERIALS - 0.1%
10,000	Agrium, Inc. 4.90%, 06/01/2043	10,399
16,000	BHP Billiton Finance USA, Ltd. 5.00%, 09/30/2043 (f)	18,209
16,000	Kinross Gold Corp. 5.95%, 03/15/2024 (f)(g)	15,039
29,000	Teck Resources, Ltd. 3.75%, 02/01/2023 (f)	26,037
14,000	5.40%, 02/01/2043	11,872

		81,556

MEDIA - 0.0%
27,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (g)	27,101

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
23,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (f)(g)	24,524

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
23,000	Seagate HDD Cayman 4.75%, 01/01/2025 (f)(g)	23,741

TELECOMMUNICATION SERVICES - 0.2%
100,000	America Movil SAB de CV 5.00%, 03/30/2020 (f)	110,774

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
UTILITIES - 0.1%
64,000	Electricite de France SA 2.15%, 01/22/2019 (f)(g)	64,219

	Total Foreign Corporate Bonds & Notes (Cost $1,501,791)	1,516,604

MUNICIPAL BONDS & NOTES - 0.2%
15,000	American Municipal Power, Inc. OH 6.27%, 02/15/2050	19,215
28,000	Municipal Electric Authority of Georgia 6.64%, 04/01/2057	37,148
10,000	New Jersey Transportation Trust Fund Authority 6.88%, 12/15/2039	11,168
35,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	37,185
20,000	South Carolina State Public Service Authority 6.45%, 01/01/2050	27,403
25,000	State of California 5.70%, 11/01/2021	29,642

	Total Municipal Bonds & Notes (Cost $137,454)	161,761

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
43,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (g)	42,530
191	Collateralized Mortgage Obligation Trust Series 55, Class B 0.00%, 11/01/2018 (c)	190
14,345	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class CB1 5.20%, 10/25/2035 (b)	—
15,000	GS Mortgage Securities Trust 4.26%, 04/10/2047	16,098

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
54,000	Series 2014-GC24, Class D 4.53%, 09/10/2047 (b)(g)	49,212
8,898	MASTR Alternative Loan Trust Series 2003-5, Class 15AX 5.00%, 08/25/2018 (a)	658
30,216	Morgan Stanley Capital I Trust Series 2005-T17, Class AJ 4.84%, 12/13/2041 (b)	30,307
29,410	Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class D 3.96%, 12/15/2047 (b)(g)	25,204
69,340	Wells Fargo Mortgage-Backed Securities Trust Series 2006-3, Class B1 5.50%, 03/25/2036	4,225

	Total Non-Agency Collateralized Mortgage Obligations (Cost $242,425)	168,424

NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 1.5%
55,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (b)	57,722
10,000	Series 2006-4, Class AM 5.68%, 07/10/2046	10,657
16,657	Series 2008-1, Class A4 6.25%, 02/10/2051 (b)	18,406
11,897	Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2014-520M, Class A 4.19%, 08/15/2046 (b)(g)	12,978
36,421	Series 2005-6, Class A4 5.15%, 09/10/2047 (b)	37,190
30,000	Series 2005-1, Class AJ 5.28%, 11/10/2042 (b)	29,998
	Bear Stearns Commercial Mortgage Securities Trust

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
6,140	Series 2005-T18, Class A4 4.93%, 02/13/2042 (b)	6,141
25,000	Series 2006-T22, Class AJ 5.58%, 04/12/2038 (b)	26,110
30,000	Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (b)	33,090
30,000	Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.51%, 07/10/2047 (b)(g)	28,192
29,456	Commercial Mortgage Pass Through Certificates 3.99%, 12/10/2024	30,525
15,183	Series 2014-CR20, Class C 4.51%, 11/10/2047 (b)	15,524
	Commercial Mortgage Pass-Through Certificates
20,000	Series 2014-CR14, Class AM 4.53%, 02/10/2047 (b)	21,964
15,000	Series 2014-CR19, Class C 4.72%, 08/10/2047 (b)	15,795
17,308	Series 2005-LP5, Class A4 4.98%, 05/10/2043 (b)	17,394
55,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1, Class AJ 5.47%, 02/15/2039 (b)	57,222
	GS Mortgage Securities Trust
30,000	Series 2011-GC5, Class A2 3.00%, 08/10/2044	30,804
10,000	Series 2011-GC5, Class B 5.31%, 08/10/2044 (b)(g)	11,319

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
	JP Morgan Chase Commercial Mortgage Securities Trust
11,172	Series 2005-CB11, Class A4 5.34%, 08/12/2037 (b)	11,186
57,793	Series 2007-CB18, Class A4 5.44%, 06/12/2047	61,509
	JPMBB Commercial Mortgage Securities Trust
15,000	Series 2013-C12, Class AS 4.03%, 07/15/2045 (b)	16,030
20,000	Series 2014-C18, Class C 4.81%, 02/15/2047 (b)	21,294
60,000	Series 2013-C17, Class C 4.89%, 01/15/2047 (b)	64,339
15,000	Series 2013-C15, Class C 5.08%, 11/15/2045 (b)	16,422
	LB-UBS Commercial Mortgage Trust
42,932	Series 2004-C8, Class XCL 0.66%, 12/15/2039 (a)(b)(g)	180
20,136	Series 2005-C5, Class A4 4.95%, 09/15/2030	20,243
39,069	Series 2006-C1, Class A4 5.16%, 02/15/2031	40,037
9,584	Series 2006-C4, Class A4 5.83%, 06/15/2038 (b)	10,073
40,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (g)	43,367
35,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (b)	37,999
55,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (b)	58,429
29,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class C 4.08%, 07/15/2046 (b)	29,577
	Morgan Stanley Capital I Trust
20,000	Series 2006-T21, Class A4 5.16%, 10/12/2052 (b)	20,514

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
25,000	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (b)	25,830
20,000	Series 2006-IQ11, Class B 5.66%, 10/15/2042 (b)	20,560
20,000	Series 2006-T23, Class A4 5.81%, 08/12/2041 (b)	21,001
30,000	Series 2007-IQ16, Class AMA 6.08%, 12/12/2049 (b)	32,738
	WF-RBS Commercial Mortgage Trust
17,391	Series 2014-C22, Class D 3.91%, 09/15/2057 (b)(g)	15,353
20,000	Series 2013-C17, Class AS 4.26%, 12/15/2046	21,577
40,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (b)	43,308
20,000	Series 2014-C19, Class B 4.72%, 03/15/2047 (b)	21,849
10,000	Series 2013-C17, Class D 5.13%, 12/15/2046 (b)(g)	10,008

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $1,111,250)	1,124,454

SOVEREIGN BONDS - 0.1%
10,000	Chile Government International Bond 3.63%, 10/30/2042	9,125
16,000	Mexico Government International Bond 4.00%, 10/02/2023	16,620
42,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	43,995
5,000	Peruvian Government International Bond 5.63%, 11/18/2050	5,913

	Total Sovereign Bonds (Cost $72,340)	75,653

U.S. TREASURIES - 7.2%
	U.S. Treasury Bonds
753,200	3.00%, 11/15/2044	791,802
455,000	4.50%, 02/15/2036	607,034
	U.S. Treasury Notes
1,886,800	0.50%, 06/30/2016	1,887,538
153,000	0.88%, 07/31/2019	148,266
457,000	1.50%, 06/30/2016	463,926
897,000	1.50%, 11/30/2019 (f)	891,394
516,400	2.25%, 11/15/2024 (f)	519,950

	Total U.S. Treasuries (Cost $5,251,168)	5,309,910

	Total Bonds & Notes (Cost $22,219,498)	22,529,170

Shares		Value ($)
Domestic Equity - 30.5%
COMMON STOCKS - 29.4%
AUTOMOBILES & COMPONENTS - 0.2%
9,683	Ford Motor Co. (f)	150,087

BANKS - 1.9%
11,091	Bank of America Corp. (f)	198,418
9,718	JPMorgan Chase & Co. (f)	608,153
26,300	Regions Financial Corp. (f)	277,728
5,809	Wells Fargo & Co. (f)	318,449

		1,402,748

CAPITAL GOODS - 1.7%
1,139	Boeing Co. (The) (f)	148,047

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
CAPITAL GOODS (continued)
1,366	Dover Corp. (f)	97,970
2,528	General Dynamics Corp.	347,903
4,456	Hexcel Corp. (f)(i)	184,879
4,628	Honeywell International, Inc.	462,430

		1,241,229

CONSUMER SERVICES - 0.1%
1,889	Las Vegas Sands Corp. (f)	109,864

DIVERSIFIED FINANCIALS - 3.2%
4,514	American Express Co. (f)	419,982
3,124	Ameriprise Financial, Inc. (f)	413,149
6,272	Charles Schwab Corp. (The) (f)	189,352
7,852	Citigroup, Inc. (f)	424,872
3,484	CME Group, Inc. (f)	308,857
2,392	McGraw Hill Financial, Inc. (f)	212,840
5,444	State Street Corp. (f)	427,354

		2,396,406

ENERGY - 1.4%
794	Cameron International Corp. (i)	39,660
1,593	Chevron Corp. (f)	178,703
5,532	Exxon Mobil Corp. (f)	511,434
3,099	Hess Corp. (f)	228,768
3,652	Marathon Oil Corp. (f)	103,315
3,769	Occidental Petroleum Corp.(f)	303,819

		1,365,699

FOOD & STAPLES RETAILING - 0.7%
5,535	CVS Health Corp. (f)	533,076

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
FOOD, BEVERAGE & TOBACCO - 1.5%
6,482	Archer-Daniels-Midland Co. (f)	337,064
7,140	Coca-Cola Enterprises, Inc.(f)	315,731
8,200	Mondelez International, Inc., Class A (f)	297,865
5,113	PepsiCo, Inc. (f)	483,485

		1,434,145

HEALTHCARE EQUIPMENT & SERVICES - 1.5%
4,901	Abbott Laboratories (f)	220,643
21,868	Boston Scientific Corp. (f)(i)	289,751
2,165	Cardinal Health, Inc.	174,781
866	Cooper Cos., Inc. (The) (f)	140,370
2,416	Express Scripts Holding Co. (f)(i)	204,563
980	Stryker Corp. (f)	92,443

		1,122,551

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
456	Energizer Holdings, Inc. (f)	58,623

INSURANCE - 1.3%
6,840	American International Group, Inc. (f)	383,109
10,990	Hartford Financial Services Group, Inc. (The) (f)	458,173
1,654	Lincoln National Corp. (f)	95,386

		936,668

MATERIALS - 0.4%
2,392	Monsanto Co. (f)	285,772

MEDIA - 2.0%
1,708	CBS Corp., Class B (f)	94,521
7,807	Comcast Corp., Class A (f)	452,884

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
MEDIA (continued)
3,827	Comcast Corp., Special Class A (f)	220,301
3,941	Discovery Communications, Inc., Class C (f)(i)	132,890
4,397	Time Warner, Inc. (f)	375,592
1,936	Walt Disney Co. (The) (f)	182,352

		1,458,540

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%
980	Alexion Pharmaceuticals, Inc. (i)	181,329
4,737	Amgen, Inc. (f)	754,557
2,755	Gilead Sciences, Inc. (f)(i)	259,686
1,106	Johnson & Johnson (f)	115,655
7,289	Merck & Co., Inc. (f)	413,942
1,367	PerkinElmer, Inc. (f)	59,779
17,091	Pfizer, Inc. (f)	532,385

		2,317,333

REAL ESTATE - 0.6%
4,098	American Tower Corp., REIT (f)	405,087

RETAILING - 2.3%
627	Advance Auto Parts, Inc. (f)	99,869
615	Amazon.com, Inc. (i)	190,865
32	AutoZone, Inc. (f)(i)	19,812
3,531	Dick’s Sporting Goods, Inc. (f)	175,314
2,789	Dollar General Corp. (i)	197,182
7,459	Lowe’s Cos., Inc. (f)	513,179
6,227	Target Corp. (f)	472,692

		1,668,913

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
4,901	Applied Materials, Inc. (f)	122,133

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
SOFTWARE & SERVICES - 1.9%
3,827	eBay, Inc. (f)(i)	214,771
1,367	Facebook, Inc., Class A (f)(i)	106,653
581	Google, Inc., Class A (i)	308,313
297	Google, Inc., Class C (i)	156,341
2,051	Intuit, Inc.	189,082
1,139	Microsoft Corp.(f)	52,906
2,622	Oracle Corp. (f)	117,911
1,253	Visa, Inc., Class A (f)	328,537

		1,474,514

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
6,015	Apple, Inc. (f)(j)	663,936
19,939	Cisco Systems, Inc. (f)	554,603
22,664	EMC Corp. (f)	674,027
10,822	Hewlett-Packard Co. (f)	434,287
9,744	QUALCOMM, Inc. (f)	724,272

		3,051,125

TELECOMMUNICATION SERVICES - 0.3%
3,976	Verizon Communications, Inc. (f)	185,997

TRANSPORTATION - 0.6%
1,596	CSX Corp.	57,823
5,366	Delta Air Lines, Inc. (f)	263,953
1,139	United Parcel Service, Inc., Class B (f)	126,623

		448,399

UTILITIES - 0.3%
3,847	Calpine Corp. (f)(i)	85,134

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
UTILITIES (continued)
3,100	NRG Energy, Inc.(f)	83,545
1,139	NextEra Energy, Inc. (f)	121,064

		289,743

	Total Common Stocks (Cost $18,103,523)	22,458,652

PREFERRED STOCKS - 0.1%
BANKS - 0.1%
946	Wells Fargo & Co. (b)(h)	24,267

	Total Preferred Stocks (Cost $23,650)	24,267

	Total Domestic Equity (Cost $18,127,173)	22,482,919

Foreign Equity - 24.0%
COMMON STOCKS - 23.7%
AUTOMOBILES & COMPONENTS - 1.3%
1,303	Continental AG	274,832
1,378	Delphi Automotive PLC	100,208
8,500	Mazda Motor Corp.	203,937
5,676	Toyota Motor Corp. (f)	353,374

		932,351

BANKS - 2.4%
80,605	Barclays PLC	303,147
3,968	BNP Paribas SA	234,247
14,540	Credit Agricole SA	187,690
10,975	Grupo Financiero Banorte S.A.B. de C.V.	60,699
14,412	HSBC Holdings PLC	136,247
18,535	ICICI Bank, Ltd., ADR (f)	214,079
63,328	Intesa Sanpaolo SpA	183,708
42,700	Mitsubishi UFJ Financial Group, Inc.	234,379
5,900	Sumitomo Mitsui Financial Group, Inc.	213,096

		1,767,292

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
CAPITAL GOODS - 2.9%
6,082	ABB, Ltd. (i)	128,755
3,233	Assa Abloy AB, Class B	170,042
3,390	European Aeronautic Defence and Space Co. NV	167,595
1,500	FANUC Corp. (f)	247,083
24,200	Hitachi, Ltd.	178,443
1,831	Ingersoll-Rand PLC	116,067
6,669	Larsen & Toubro, Ltd. GDR	154,597
40,000	Mitsubishi Heavy Industries, Ltd.	220,532
5,400	Nidec Corp. (f)	348,428
3,298	Safran SA	203,470
2,111	Schneider Electric SA	153,743
1,095	Zodiac Aerospace	36,866

		2,125,621

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
7,347	Capita PLC	123,243
6,126	Experian PLC	103,309
7,889	Nielsen Holdings NV	352,875

		579,427

CONSUMER DURABLES & APPAREL - 0.3%
2,130	Luxottica Group SpA	116,764
223	Swatch Group AG (The)	99,124

		215,888

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
DIVERSIFIED FINANCIALS - 0.6%
10,641	Invesco, Ltd. (f)	420,532

ENERGY - 1.9%
8,770	Cenovus Energy, Inc.	180,837
5,625	Cenovus Energy, Inc.	116,409
2,217	Peyto Exploration & Development Corp. (f)	64,065
6,380	Schlumberger, Ltd. (f)	544,916
2,937	Technip SA	174,950
5,582	Total SA	285,977
3,997	Weatherford International PLC (f)(i)	45,766

		1,412,920

FOOD, BEVERAGE & TOBACCO - 0.6%
2,364	Anheuser-Busch InBev NV	266,048
2,134	Nestle SA	155,657

		421,705

HEALTHCARE EQUIPMENT & SERVICES - 0.7%
3,300	Covidien PLC (f)	337,524
4,087	Fresenius SE & Co. KGaA	212,500

		550,024

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
2,053	Svenska Cellulosa AB, Class B	44,075

INSURANCE - 1.9%
61,900	AIA Group, Ltd.	340,211
8,277	AXA SA	190,727
17,401	ING Groep NV (i)	224,815
33,433	Insurance Australia Group, Ltd. (f)	170,162
8,580	Prudential PLC	198,448
9,300	Tokio Marine Holdings, Inc.	301,753

		1,426,116

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
MATERIALS - 1.3%
1,112	Axalta Coating Systems, Ltd. (f)(i)	28,934
8,513	BHP Billiton PLC	182,521
63	Givaudan SA (i)	113,076
2,837	HeidelbergCement AG	200,235
2,339	Johnson Matthey PLC	123,108
1,379	Linde AG	254,015
498	LyondellBasell Industries NV, Class A (f)	39,536

		941,425

MEDIA - 0.7%
6,652	Liberty Global PLC, Series C (f)(i)	321,358
7,761	WPP PLC	161,431

		482,789

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%
2,848	Actavis PLC (f)(i)	733,104
7,000	Astellas Pharma, Inc.	97,361
1,883	Bayer AG	256,668
1,795	CSL, Ltd.	126,392
7,033	GlaxoSmithKline PLC	150,946
1,343	Roche Holding AG	364,077
3,366	Sanofi	306,880
1,140	Shire PLC	80,860
702	Valeant Pharmaceuticals International, Inc. (i)	100,810

		2,217,098

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
REAL ESTATE - 0.9%
2,138	Brookfield Asset Management, Inc., Class A	107,468
11,000	Mitsubishi Estate Co., Ltd. (f)	231,557
12,652	Mitsui Fudosan Co., Ltd.	338,945

		677,970

RETAILING - 0.5%
328	Fast Retailing Co., Ltd. (f)	119,243
20,100	Rakuten, Inc. (f)(i)	279,239

		398,482

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
2,274	ASML Holding NV	245,700
123	Samsung Electronics Co., Ltd.	147,876
9,636	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (f)	215,654

		609,230

SOFTWARE & SERVICES - 1.0%
2,284	Baidu, Inc., ADR (i)	520,683
3,474	SAP SE	242,584

		763,267

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
2,481	Hexagon AB, Class B	76,218
300	Keyence Corp.	133,550
2,500	Murata Manufacturing Co., Ltd.	272,541
24,384	Telefonaktiebolaget LM Ericsson, Class B	294,011

		776,320

TELECOMMUNICATION SERVICES - 0.6%
4,600	Softbank Corp.	273,544
43,957	Vodafone Group PLC	150,775

		424,319

TRANSPORTATION - 0.4%
2,100	East Japan Railway Co.	158,127
15,648	International Consolidated Airlines Group SA (i)	117,848

		275,975

	Total Common Stocks (Cost $16,015,275)	17,462,826

Shares		Value ($)
Foreign Equity (continued)
PREFERRED STOCKS - 0.3%
AUTOMOBILES & COMPONENTS - 0.3%
1,104	Volkswagen AG	245,370

	Total Preferred Stocks (Cost $234,834)	245,370

	Total Foreign Equity (Cost $16,250,109)	17,708,196

Exchange-Traded Funds - 3.5%
2,967	Financial Select Sector SPDR Fund, ETF (f)	73,374
5,173	Industrial Select Sector SPDR Fund, ETF (f)	292,636
54,888	Vanguard FTSE Emerging Markets, ETF	2,196,618

	Total Exchange-Traded Funds (Cost $2,493,413)	2,562,628

Investment Companies (k) - 23.7%
17,466,066	State Street Navigator Prime Securities Lending Portfolio	17,466,066

	Total Investment Companies (Cost $17,466,066)	17,466,066

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

Total Investments - 112.2% (Cost $76,556,259)	82,748,979

Other Assets & Liabilities, Net - (12.2)%	(8,984,766)

Net Assets - 100.0%	73,764,213

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2014.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Securities (or a portion of securities) on loan. As of December 31, 2014, the market value of securities loaned was $20,335,054. The loaned securities were secured with cash and securities collateral of $20,953,320. Collateral is calculated based on prior day’s prices.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2014, these securities amounted to $2,214,195 or 3.0% of net assets.
(h)	Perpetual maturity. Maturity date presented represents the next call date.
(i)	Non-income producing security.
(j)	Securities (or a portion of securities) were pledged as collateral for open futures contracts. At December 31, 2014, the market value of securities pledged as collateral was $32,452.
(k)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MTN	Medium-Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $211,200 was pledged as collateral, open at December 31, 2014:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes	March 2015	13	$2,841,719	$(3,936)
5 Yr. U.S. Treasury Notes	March 2015	3	356,789	87
Euro STOXX 50 Index	March 2015	3	113,733	(517)
S&P 500 Emini Index	March 2015	3	307,860	2,389
S&P MidCap 400 Emini Index	March 2015	16	2,317,760	50,546
TOPIX Index	March 2015	1	117,394	(1,101)
U.S. Long Treasury Bonds	March 2015	2	289,125	(813)

				46,655

Short Futures:
10 Yr. U.S. Treasury Notes	March 2015	13	$1,648,359	$(3,459)
Ultra Long U.S. Treasury Bond	March 2015	5	825,938	(32,386)

				(35,845)

				$10,810

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Total Return Fund

The Fund invested in the following countries as of December 31, 2014:

Country	Percentage (based on Total Investments)
United States	76.5%
Japan	5.1%
United Kingdom	2.7%
France	2.2%
Germany	2.2%
Ireland	1.5%
Other (each less than 1.5%)	9.8%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Pharmaceuticals, Biotechnology & Life Sciences	3.2%	2.6%	5.8%
Banks	2.2%	2.8%	5.0%
Energy	2.6%	2.3%	4.9%
Technology Hardware & Equipment	3.9%	1.0%	4.9%
Diversified Financials	4.2%	0.6%	4.8%
Capital Goods	1.8%	2.7%	4.5%
Insurance	1.6%	1.8%	3.4%
Retailing	2.5%	0.5%	3.0%
Media	2.2%	0.7%	2.9%
Software & Services	2.0%	0.9%	2.9%
Food, Beverage & Tobacco	2.1%	0.6%	2.7%
Healthcare Equipment & Services	1.9%	0.7%	2.6%
Materials	0.9%	1.2%	2.1%
Automobiles & Components	0.4%	1.4%	1.8%
Real Estate	0.8%	0.8%	1.6%
Telecommunication Services	0.7%	0.7%	1.4%
Food & Staples Retailing	1.0%	0.0%	1.0%
Transportation	0.8%	0.4%	1.0%
Utilities	0.8%	0.1%	0.9%
Semiconductors & Semiconductor Equipment	0.2%	0.7%	0.9%
Commercial & Professional Services	0.1%	0.7%	0.8%
Consumer Durables & Apparel	0.1%	0.3%	0.4%
Consumer Services	0.2%	0.0%	0.2%
Household & Personal Products	0.1%	0.1%	0.2%
Industrials	0.1%	0.1%	0.2%
Advertising	0.0%	0.0%	0.0%†
Real Estate Investment Trust	0.0%	0.0%	0.0%†

			59.9%

Sector			Percentage (based on Total Investments)
Agency Mortgage-Backed Securities			7.7%
U.S. Treasuries			6.4%
Non-Agency Collateralized Mortgage Obligations			1.3%
Other (each less than 1.0%)			0.5%

			15.9%

Other Instruments			Percentage (based on Total Investments)
Exchange-Traded Funds			3.1%
Investment Companies			21.1%

			100.0%

†	Less than 0.05%.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes - 105.8%
ALASKA - 3.7%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	585,460

ARIZONA - 3.3%
475,000	Arizona Sports & Tourism Authority 5.00%, 07/01/2025	529,174

CALIFORNIA - 5.8%
500,000	California State Department of Water Resources 5.00%, 12/01/2021	610,310
23,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	25,975
250,000	State of California 5.25%, 04/01/2035	292,535

		928,820

COLORADO - 3.7%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	596,095

CONNECTICUT - 9.3%
500,000	State of Connecticut 5.00%, 01/01/2022	595,415
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	297,040
500,000	Town of Fairfield, CT 5.00%, 01/01/2021	596,045

		1,488,500

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
DISTRICT OF COLUMBIA - 3.6%
500,000	District of Columbia 5.00%, 04/01/2030 (a)	579,885

FLORIDA - 1.8%
250,000	City of Tampa, FL 5.00%, 10/01/2027	292,740

GEORGIA - 11.4%
500,000	City of Atlanta Department of Aviation 5.00%, 01/01/2033	582,535
500,000	City of Atlanta, GA Water & Wastewater Insured: AGM 5.75%, 11/01/2030	670,645
500,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	573,960

		1,827,140

HAWAII - 3.7%
500,000	State of Hawaii Airports System 5.25%, 07/01/2024	586,305

ILLINOIS - 6.8%
500,000	City of Chicago, IL Motor Fuel Tax Insured: AGM 5.00%, 01/01/2031	561,495
460,000	Illinois Financing Authority 5.00%, 11/15/2027	526,042

		1,087,537

INDIANA - 4.4%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	574,385

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
INDIANA (continued)
130,000	Indiana Toll Road Commission 9.00%, 01/01/2015	130,000

		704,385

KENTUCKY - 3.6%
500,000	Kentucky State Property & Building Commission Insured: AGC 5.25%, 02/01/2027	565,500

MAINE - 3.1%
425,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	500,055

MASSACHUSETTS - 3.7%
500,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	591,220

MISSOURI - 3.7%
500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	586,905

NEW JERSEY - 8.0%
70,000	Atlantic County Improvement Authority Insured: NATL-RE 7.40%, 07/01/2016	74,451
500,000	New Jersey Economic Development Authority Insured: AGM 5.00%, 06/15/2029	574,590
500,000	New Jersey Educational Facilities Authority 5.00%, 06/15/2026	568,900

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
NEW JERSEY - (continued)
65,000	New Jersey State Turnpike Authority Insured: AMBAC-TCRS-BNY 6.50%, 01/01/2016	65,469

		1,283,410

NEW YORK - 4.8%
175,000	New York State Dormitory Authority 7.38%, 07/01/2016	186,543
500,000	New York State Urban Development Corp. 5.50%, 01/01/2019	581,530

		768,073

NORTH CAROLINA - 3.7%
500,000	City of Charlotte, NC 5.00%, 06/01/2023	589,350

OHIO - 3.5%
500,000	City of Cleveland, OH Airport System 5.00%, 01/01/2031	551,005

PENNSYLVANIA - 5.1%
220,000	City of Philadelphia, PA Gas Works Insured: NATL-RE 7.00%, 05/15/2020	256,762
500,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2032	556,970

		813,732

SOUTH CAROLINA - 3.5%
500,000	Georgetown County School District, SC Insured: SCSDE 5.00%, 03/01/2018	560,255

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
TENNESSEE - 3.7%
500,000	County of Shelby, TN 5.00%, 03/01/2021	585,645

TEXAS - 1.9%
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	307,750

	Total Municipal Bonds & Notes (Cost $15,615,689)	16,908,941

Total Investments - 105.8%
(Cost $15,615,689)		16,908,941

Other Assets & Liabilities, Net - (5.8)%		(934,269)

Net Assets - 100.0%		15,974,672

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2014.

Glossary:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
NATL-RE	National Public Finance Guarantee Corp.
SCSDE	South Carolina School State Department of Education
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 78.6%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION - 0.2%
245,688	Federal National Mortgage Assoc. REMIC Series 2010-16, Class PA 4.50%, 02/25/2040	262,080

	Total Agency Collateralized Mortgage Obligation (Cost $252,554)	262,080

AGENCY MORTGAGE-BACKED SECURITIES - 21.7%
	Federal Home Loan Mortgage Corp.
1,930,658	4.00%, 05/01/2044	2,073,493
354,411	5.00%, 06/01/2041	398,412
140,088	5.50%, 01/01/2038	158,816
200,005	6.00%, 06/01/2037 - 11/01/2037 (a)	227,650
	Federal National Mortgage Assoc.
110,073	1.79%, ARM (b)	116,404
102,444	2.04%, ARM (b)	108,548
8,869,840	3.00%, 02/01/2043 - 06/01/2043 (a)	8,992,122
2,434,293	3.50%, 11/01/2042 - 02/01/2043 (a)	2,548,138
3,160,977	4.00%, 01/01/2041 - 03/01/2044 (a)	3,392,663
5,666,702	4.50%, 10/01/2039 - 04/01/2041 (a)	6,159,516
526,567	5.00%, 06/01/2041	592,640
358,706	5.50%, 08/01/2037 - 01/01/2039 (a)	402,668
218,551	6.00%, 03/01/2034	251,083
	Government National Mortgage Assoc.
2,750,883	3.50%, 05/20/2043	2,892,527
3,102,433	4.00%, 01/20/2041 - 04/20/2043 (a)	3,337,787
487,468	4.50%, 03/20/2041	534,984

	Total Agency Mortgage-Backed Securities (Cost $31,418,123)	32,187,451

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
ASSET-BACKED SECURITIES - 0.7%
150,000	Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 06/15/2016	150,396
150,000	Ford Credit Auto Owner Trust Series 2012-A, Class C 2.40%, 11/15/2017	152,625
787,500	Hertz Vehicle Financing LLC Series 2009-2A, Class A2 5.29%, 03/25/2016 (c)	791,927

	Total Asset-Backed Securities (Cost $1,089,557)	1,094,948

CORPORATE BONDS & NOTES - 24.7%
AUTOMOBILES & COMPONENTS - 0.1%
147,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	155,085

BANKS - 1.9%
	Bank of America Corp.
495,000	2.00%, 01/11/2018	494,984
128,000	4.10%, 07/24/2023	134,949
	Bank of America Corp., MTN
280,000	2.01%, 09/28/2020(b)	280,695
311,000	4.00%, 04/01/2024	324,196
162,000	4.13%, 01/22/2024	170,318
500,000	Bank of Nova Scotia (The), MTN 1.25%, 08/28/2019 (b)	497,164
250,000	People’s United Bank 4.00%, 07/15/2024	253,711
349,000	U.S. Bancorp 3.44%, 02/01/2016	357,426
134,000	Wells Fargo & Co. 5.90%, 06/15/2024 (b)(d)	135,340
230,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026	235,393

		2,884,176

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
CAPITAL GOODS - 0.8%
198,000	ABB Finance USA, Inc. 1.63%, 05/08/2017	198,766
96,000	Cargill, Inc. 6.00%, 11/27/2017 (c)	107,350
213,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (c)	203,415
228,000	Eaton Corp. 2.75%, 11/02/2022	224,378
206,000	Illinois Tool Works, Inc. 3.50%, 03/01/2024	214,832
197,000	John Deere Capital Corp., MTN 3.35%, 06/12/2024	202,318

		1,151,059

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
112,000	Catholic Health Initiatives 2.95%, 11/01/2022	109,930
197,000	Pitney Bowes, Inc. 4.63%, 03/15/2024 (e)	202,020
210,000	United Rentals North America, Inc. 5.75%, 07/15/2018 (e)	219,975

		531,925

CONSUMER DURABLES & APPAREL - 0.4%
307,000	Mattel, Inc. 2.35%, 05/06/2019	306,228
211,000	RSI Home Products, Inc. 6.88%, 03/01/2018 (c)	221,550

		527,778

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
CONSUMER SERVICES - 0.0%
64,000	Vail Resorts, Inc. 6.50%, 05/01/2019	66,360

DIVERSIFIED FINANCIALS - 5.3%
750,000	Ally Financial, Inc. 2.75%, 01/30/2017	749,535
395,000	American Express Credit Corp., MTN 1.13%, 06/05/2017	393,897
	Citigroup, Inc.
217,000	1.75%, 05/01/2018	214,633
202,000	5.50%, 09/13/2025	223,972
	CNH Industrial Capital LLC
150,000	3.38%, 07/15/2019 (c)	144,000
128,000	3.88%, 11/01/2015 (e)	129,280
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (c)	152,234
200,000	Ford Motor Credit Co. LLC 5.88%, 08/02/2021	231,879
750,000	General Electric Capital Corp., MTN 0.53%, 05/13/2024 (b)	705,328
	Goldman Sachs Group, Inc. (The)
267,000	2.38%, 01/22/2018	269,815
311,000	2.63%, 01/31/2019	313,079
104,000	2.90%, 07/19/2018	106,745
247,000	4.00%, 03/03/2024	256,717
516,000	Goldman Sachs Group, Inc. (The), MTN 1.63%, 08/26/2020 (b)	516,421
219,000	Hyundai Capital America 2.13%, 10/02/2017 (c)	220,213
500,000	International Lease Finance Corp. 2.19%, 06/15/2016 (b)(e)	501,250

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
296,000	JPMorgan Chase & Co. 5.00%, 07/01/2019 (b)(d)(e)	291,097
	Morgan Stanley
208,000	2.13%, 04/25/2018	208,286
500,000	3.00%, 02/21/2020 (b)	500,000
147,000	4.75%, 03/22/2017	156,666
224,000	4.88%, 11/01/2022	238,293
133,000	5.00%, 11/24/2025	142,106
	Morgan Stanley, MTN
500,000	1.48%, 01/16/2020 (b)	498,670
237,000	4.10%, 05/22/2023	240,202
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (c)	492,915

		7,897,233

ENERGY - 2.7%
90,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	105,791
	Chesapeake Energy Corp.
125,000	3.25%, 03/15/2016	125,312
500,000	3.48%, 04/15/2019 (b)	491,250
98,000	Continental Resources, Inc. 4.90%, 06/01/2044 (e)	85,240
205,000	El Paso Pipeline Partners Operating Co. LLC 4.30%, 05/01/2024	205,780
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	298,715
65,000	Kerr-McGee Corp. 6.95%, 07/01/2024	79,588

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
	Kinder Morgan Energy Partners LP
181,000	3.50%, 09/01/2023 (e)	172,148
104,000	5.50%, 03/01/2044	106,103
514,000	Linn Energy LLC 6.25%, 11/01/2019 (e)	439,470
96,000	Newfield Exploration Co. 5.75%, 01/30/2022	95,520
493,000	Petrobras Global Finance BV 2.37%, 01/15/2019 (b)	438,563
73,000	Plains Exploration & Production Co. 6.50%, 11/15/2020	79,203
146,000	Rowan Cos., Inc. 4.75%, 01/15/2024 (e)	138,052
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	118,500
214,000	Unit Corp. 6.63%, 05/15/2021 (e)	192,600
	Williams Cos., Inc. (The)
197,000	4.55%, 06/24/2024 (e)	183,551
99,000	5.75%, 06/24/2044 (e)	86,398
317,000	Williams Partners LP 5.25%, 03/15/2020	344,505
211,000	WPX Energy, Inc. 5.25%, 01/15/2017	214,165

		4,000,454

FOOD & STAPLES RETAILING - 0.3%
190,000	American Seafoods Group LLC 10.75%, 05/15/2016 (c)(e)	171,000
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	280,844

		451,844

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
FOOD, BEVERAGE & TOBACCO - 0.7%
	Altria Group, Inc.
108,000	2.95%, 05/02/2023	104,623
108,000	4.50%, 05/02/2043 (e)	109,198
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	193,733
210,000	Constellation Brands, Inc. 7.25%, 09/01/2016	227,325
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	142,148
112,000	JBS USA LLC 5.88%, 07/15/2024 (c)	110,320
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	109,257

		996,604

HEALTHCARE EQUIPMENT & SERVICES - 0.5%
207,000	Anthem, Inc. 3.30%, 01/15/2023	207,160
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	391,181
114,000	HCA, Inc. 6.50%, 02/15/2020	128,022

		726,363

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
500,000	Avon Products, Inc. 2.38%, 03/15/2016 (e)	497,500

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
INSURANCE - 1.4%
119,000	Allstate Corp. (The) 5.75%, 08/15/2053 (b)	125,619
167,000	American International Group, Inc. 3.38%, 08/15/2020	173,701
256,000	Berkshire Hathaway Finance Corp. 2.90%, 10/15/2020 (e)	262,846
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	245,978
253,000	Five Corners Funding Trust 4.42%, 11/15/2023 (c)	268,019
	Genworth Holdings, Inc.
103,000	4.80%, 02/15/2024 (e)	84,081
101,000	7.70%, 06/15/2020 (e)	101,187
500,000	8.63%, 12/15/2016	529,965
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (c)	228,139

		2,019,535

MATERIALS - 0.5%
105,000	CF Industries, Inc. 5.38%, 03/15/2044	113,716
257,000	Hexion U.S. Finance Corp. 6.63%, 04/15/2020	253,145
208,000	Huntsman International LLC 4.88%, 11/15/2020	207,480
157,000	Yamana Gold, Inc. 4.95%, 07/15/2024	153,515

		727,856

MEDIA - 1.0%
205,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (c)(e)	199,875

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
MEDIA (continued)
103,000	Comcast Corp. 4.75%, 03/01/2044	115,255
	DIRECTV Holdings LLC
156,000	4.45%, 04/01/2024	163,533
336,000	5.15%, 03/15/2042	348,494
238,000	Omnicom Group, Inc. 3.63%, 05/01/2022	244,721
189,000	Time Warner Cable, Inc. 5.88%, 11/15/2040	226,163
168,000	Time Warner, Inc. 5.35%, 12/15/2043	191,553

		1,489,594

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
	AbbVie, Inc.
203,000	1.75%, 11/06/2017	203,581
143,000	2.00%, 11/06/2018	142,651
	Actavis Funding SCS
237,000	1.30%, 06/15/2017	232,822
197,000	3.85%, 06/15/2024 (e)	198,387
99,000	4.85%, 06/15/2044	100,851
297,000	Amgen, Inc. 2.20%, 05/22/2019	295,936
205,000	Celgene Corp. 3.63%, 05/15/2024	209,736
187,000	Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/2023 (c)	183,728
	Gilead Sciences, Inc.
209,000	3.70%, 04/01/2024	219,625
157,000	4.80%, 04/01/2044	174,860

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
	Mylan, Inc.
97,000	5.40%, 11/29/2043	108,061
124,000	7.88%, 07/15/2020 (c)	132,101
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	172,196
213,000	Perrigo Co. PLC 2.30%, 11/08/2018	213,027
124,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (c)	130,045

		2,717,607

REAL ESTATE - 0.8%
148,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	149,777
220,000	American Tower Corp. 3.40%, 02/15/2019	224,134
139,000	Corporate Office Properties LP 3.60%, 05/15/2023	133,795
164,000	National Retail Properties, Inc. 3.90%, 06/15/2024	167,581
500,000	Potlatch Corp. 7.50%, 11/01/2019	575,000

		1,250,287

RETAILING - 1.3%
	Bed Bath & Beyond, Inc.
98,000	3.75%, 08/01/2024 (e)	99,468
29,000	4.92%, 08/01/2034	29,980
	Glencore Funding LLC
311,000	2.50%, 01/15/2019 (c)(e)	306,525
157,000	4.13%, 05/30/2023 (c)	153,463
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	126,041

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
RETAILING (continued)
227,000	Target Corp. 3.50%, 07/01/2024 (e)	236,141
595,000	Tops Holding Corp. 8.88%, 12/15/2017	609,875
	Wal-Mart Stores, Inc.
165,000	3.30%, 04/22/2024	170,698
207,000	4.30%, 04/22/2044	226,913

		1,959,104

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019 (e)	104,429

SOFTWARE & SERVICES - 0.5%
310,000	International Business Machines Corp. 3.63%, 02/12/2024 (e)	323,592
	Oracle Corp.
246,000	2.25%, 10/08/2019 (e)	247,924
154,000	3.63%, 07/15/2023	161,798

		733,314

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
	Apple, Inc.
308,000	2.85%, 05/06/2021	315,345
205,000	3.45%, 05/06/2024	214,946
520,000	Hewlett-Packard Co. 2.75%, 01/14/2019 (e)	521,158
128,000	Viasystems, Inc. 7.88%, 05/01/2019 (c)	135,680

		1,187,129

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
TELECOMMUNICATION SERVICES - 1.5%
262,000	AT&T, Inc. 2.38%, 11/27/2018	264,274
96,000	Frontier Communications Corp. 7.13%, 03/15/2019	105,600
314,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	338,335
	L-3 Communications Corp.
139,000	1.50%, 05/28/2017	137,713
154,000	3.95%, 05/28/2024	155,577
119,000	Sprint Corp. 7.25%, 09/15/2021	118,554
	Verizon Communications, Inc.
494,000	1.35%, 06/09/2017	492,007
216,000	5.15%, 09/15/2023	238,683
150,000	6.55%, 09/15/2043	192,454
215,000	Windstream Corp. 6.38%, 08/01/2023	201,831

		2,245,028

TRANSPORTATION - 0.2%
246,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	244,534

UTILITIES - 1.4%
103,000	CMS Energy Corp. 4.88%, 03/01/2044	113,137
276,000	Dominion Resources, Inc. 1.95%, 08/15/2016	279,075
146,000	Duke Energy Corp. 3.75%, 04/15/2024	152,170

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
UTILITIES (continued)
117,000	Exelon Corp. 4.90%, 06/15/2015	119,105
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	121,700
167,000	NextEra Energy Capital Holdings, Inc. 2.60%, 09/01/2015	168,766
215,000	Northeast Utilities 1.45%, 05/01/2018	211,906
142,000	PacifiCorp 6.25%, 10/15/2037	192,826
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044	140,793
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	312,178
259,000	Southern Co. (The) 2.45%, 09/01/2018	264,547

		2,076,203

	Total Corporate Bonds & Notes (Cost $36,425,235)	36,641,001

FOREIGN CORPORATE BONDS & NOTES - 7.6%
BANKS - 3.5%
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (c)	199,118
548,000	Barclays Bank PLC 2.25%, 05/10/2017 (c)(e)	559,506
294,000	Commonwealth Bank of Australia 0.75%, 01/15/2016 (c)(e)	294,042

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
BANKS (continued)
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	490,621
250,000	Dexia Credit Local SA 2.25%, 01/30/2019 (c)(e)	253,401
200,000	European Investment Bank 4.88%, 01/17/2017	216,277
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (c)	194,463
729,000	KFW 2.00%, 10/04/2022 (e)	719,413
372,000	Korea Development Bank (The) 3.25%, 03/09/2016	381,095
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (c)(e)	397,717
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (c)	247,630
441,000	Royal Bank of Canada 1.20%, 09/19/2018	438,772
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (c)	250,695
495,000	Westpac Banking Corp. 1.20%, 05/19/2017 (e)	493,090

		5,135,840

CAPITAL GOODS - 0.1%
200,000	Ardagh Packaging Finance PLC 3.24%, 12/15/2019 (b)(c)	193,750

CONSUMER SERVICES - 0.1%
117,000	NCL Corp., Ltd. 5.00%, 02/15/2018	117,585

DIVERSIFIED FINANCIALS - 0.5%
400,000	Credit Suisse AG 2.60%, 05/27/2016 (c)	409,687

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
304,000	Invesco Finance PLC 3.13%, 11/30/2022	301,808

		711,495

ENERGY - 1.6%
	BP Capital Markets PLC
108,000	1.38%, 05/10/2018	106,169
207,000	3.81%, 02/10/2024 (e)	208,741
205,000	CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/2024	212,517
137,000	Korea National Oil Corp. 2.88%, 11/09/2015 (c)	139,097
138,000	Nexen, Inc. 6.40%, 05/15/2037	172,444
	Petrobras International Finance Co.
286,000	3.50%, 02/06/2017	273,819
201,000	5.38%, 01/27/2021	187,246
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	96,425
325,000	Shell International Finance BV 3.40%, 08/12/2023 (e)	336,060
	Statoil ASA
319,000	3.70%, 03/01/2024 (e)	330,912
106,000	4.80%, 11/08/2043	121,012
91,000	Talisman Energy, Inc. 6.25%, 02/01/2038	92,667
95,000	Weatherford International, Ltd. 5.95%, 04/15/2042	80,686

		2,357,795

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
FOOD, BEVERAGE & TOBACCO - 0.1%
217,000	Diageo Capital PLC 1.13%, 04/29/2018	212,517

INSURANCE - 0.1%
100,000	XLIT, Ltd. 5.25%, 12/15/2043 (e)	113,913

MATERIALS - 0.5%
205,000	Agrium, Inc. 4.90%, 06/01/2043	213,173
103,000	Kinross Gold Corp. 5.95%, 03/15/2024 (c)(e)	96,816
139,000	LYB International Finance BV 4.88%, 03/15/2044 (e)	143,561
	Teck Resources, Ltd.
192,000	3.75%, 02/01/2023 (e)	172,380
109,000	5.40%, 02/01/2043	92,433

		718,363

MEDIA - 0.1%
208,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (c)	208,780

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
151,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (c)	161,007

SOFTWARE & SERVICES - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019 (c)	110,903

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
230,000	Seagate HDD Cayman 4.75%, 01/01/2025 (c)	237,408

TELECOMMUNICATION SERVICES - 0.3%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	326,783
200,000	Telecom Italia SpA 5.30%, 05/30/2024 (c)	203,250

		530,033

UTILITIES - 0.3%
416,000	Electricite de France SA 2.15%, 01/22/2019 (c)(e)	417,426

	Total Foreign Corporate Bonds & Notes (Cost $11,203,941)	11,226,815

MUNICIPAL BONDS & NOTES - 1.4%
720,000	New York State Dormitory Authority 5.00%, 01/01/2024	723,499
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	339,978
300,000	San Francisco City & County Redevelopment Agency 8.26%, 08/01/2029	371,880
470,000	Stanton Redevelopment Agency 8.63%, 12/01/2025	592,754

	Total Municipal Bonds & Notes (Cost $2,003,249)	2,028,111

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (c)	328,369
	GS Mortgage Securities Trust
205,000	3.79%, 01/10/2031 (c)	206,707
105,000	4.26%, 04/10/2047	112,683
175,801	Morgan Stanley Capital I Trust Series 2005-T17, Class AJ 4.84%, 12/13/2041 (b)	176,335

	Total Non-Agency Collateralized Mortgage Obligations (Cost $824,004)	824,094

NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 3.8%
	Banc of America Commercial Mortgage Trust
465,000	Series 2007-1, Class AMFX 5.48%, 01/15/2049 (b)	488,013
300,000	Series 2006-4, Class AM 5.68%, 07/10/2046	319,722
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
100,159	Series 2005-6, Class A4 5.15%, 09/10/2047 (b)	102,273
200,000	Series 2005-1, Class AJ 5.28%, 11/10/2042 (b)	199,983
	Bear Stearns Commercial Mortgage Securities Trust
20,174	Series 2005-T18, Class A4 4.93%, 02/13/2042 (b)	20,176
110,000	Series 2006-T22, Class AJ 5.58%, 04/12/2038 (b)	114,884
230,000	Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (b)	253,686
	Commercial Mortgage Pass-Through Certificates
120,000	Series 2014-CR14, Class AM 4.53%, 02/10/2047 (b)	131,785
100,000	Series 2013-LC13, Class AM 4.56%, 08/10/2046 (b)(c)	109,964

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
	Credit Suisse Commercial Mortgage Trust
355,000	Series 2006-C1, Class AJ 5.47%, 02/15/2039 (b)	369,344
110,000	GS Mortgage Securities Trust Series 2011-GC5, Class A2 3.00%, 08/10/2044	112,948
	JP Morgan Chase Commercial Mortgage Securities Trust
85,655	Series 2005-CB11, Class A4 5.34%, 08/12/2037 (b)	85,762
100,000	Series 2006-LDP8, Class AM 5.44%, 05/15/2045	105,960
211,909	Series 2007-CB18, Class A4 5.44%, 06/12/2047	225,534
	JPMBB Commercial Mortgage Securities Trust
100,000	Series 2014-C18, Class C 4.81%, 02/15/2047 (b)	106,468
153,000	Series 2013-C17, Class C 4.89%, 01/15/2047 (b)	164,065
	LB-UBS Commercial Mortgage Trust
181,221	Series 2005-C5, Class A4 4.95%, 09/15/2030	182,186
117,207	Series 2006-C1, Class A4 5.16%, 02/15/2031	120,111
250,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (c)	271,044
220,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (b)	238,848
300,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (b)	318,702

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
	Morgan Stanley Bank of America Merrill Lynch Trust
210,000	Series 2013-C10, Class AS 4.08%, 07/15/2046 (b)	223,683
191,000	Series 2013-C10, Class C 4.08%, 07/15/2046 (b)	194,799
	Morgan Stanley Capital I Trust
150,000	Series 2006-T21, Class A4 5.16%, 10/12/2052 (b)	153,857
100,000	Series 2012-C4, Class B 5.21%, 03/15/2045 (b)(c)	112,133
170,000	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (b)	175,643
230,000	Series 2007-IQ16, Class AMA 6.08%, 12/12/2049 (b)	250,993
	WF-RBS Commercial Mortgage Trust
115,000	Series 2013-C17, Class AS 4.26%, 12/15/2046	124,069
263,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (b)	284,748
140,000	Series 2014-C19, Class B 4.72%, 03/15/2047 (b)	152,939

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $5,713,816)	5,714,322

SOVEREIGN BONDS - 0.6%
200,000	Brazilian Government International Bond 4.25%, 01/07/2025	200,250
226,000	Chile Government International Bond 3.63%, 10/30/2042	206,225
200,000	Colombia Government International Bond 2.63%, 03/15/2023	186,200
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	219,975

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
SOVEREIGN BONDS (continued)
133,000	Turkey Government International Bond 3.25%, 03/23/2023	126,682

	Total Sovereign Bonds (Cost $956,225)	939,332

U.S. GOVERNMENT AGENCIES - 7.2%
	Federal Home Loan Bank
3,250,000	0.75%, 09/30/2021 (f)	3,245,713
2,500,000	1.00%, 11/20/2019 (f)	2,496,252
2,500,000	1.00%, 11/26/2019 (f)	2,491,715
2,400,000	1.75%, 07/16/2024 (b)	2,401,090

	Total U.S. Government Agencies (Cost $10,641,176)	10,634,770

U.S. TREASURIES - 10.2%
	U.S. Treasury Notes
1,366,800	0.38%, 04/30/2016	1,366,693
1,080,000	0.50%, 06/30/2016	1,080,422
2,408,400	0.75%, 01/15/2017	2,410,281
2,382,000	1.63%, 04/30/2019	2,390,375
1,530,800	1.63%, 06/30/2019 (e)	1,534,747
145,000	2.13%, 08/15/2021	146,722
5,965,000	2.50%, 05/15/2024	6,145,346

	Total U.S. Treasuries (Cost $14,860,855)	15,074,586

	Total Bonds & Notes (Cost $115,388,605)	116,627,510

Shares
Domestic Equity - 5.5%
COMMON STOCKS - 1.7%
REAL ESTATE INVESTMENT TRUST - 1.7%
110,000	American Realty Capital Properties, Inc., REIT (e)	995,500
95,000	Chambers Street Properties, REIT (e)	765,700
46,077	Rexford Industrial Realty, Inc., REIT (e)	723,870

	Total Common Stocks (Cost $2,746,101)	2,485,070

Shares		Value ($)
PREFERRED STOCKS - 3.8%
BANKS - 1.9%
30,000	Countrywide Capital V	772,500
22,109	First Republic Bank (d)(e)	607,998
30,000	First Republic Bank, Series A (d)(e)	789,000
20,000	Lloyds Banking Group PLC	515,600
6,572	Wells Fargo & Co. (d)	168,588

		2,853,686

DIVERSIFIED FINANCIALS - 1.8%
50,000	JPMorgan Chase Capital XXIX (e)	1,270,000
32,488	Morgan Stanley Capital Trust VI (e)	831,693
20,000	Oxford Lane Capital Corp.	492,200

		2,593,893

REAL ESTATE - 0.1%
7,794	PS Business Parks, Inc., Series S (d)	199,838

	Total Preferred Stocks (Cost $5,609,401)	5,647,417

Registered Investment Companies - 3.9%
62,794	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	1,422,912
50,748	Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.	1,129,143
100,000	Nuveen Credit Strategies Income Fund	877,000
68,500	PIMCO Dynamic Credit Income Fund	1,414,525
32,000	Templeton Emerging Markets Income Fund (e)	362,880
41,500	Templeton Global Income Fund	298,385

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Fixed Income Fund

Shares		Value ($)
Registered Investment Companies (continued)
20,146	Western Asset Emerging Markets Debt Fund, Inc.	317,501

	Total Registered Investment Companies (Cost $6,069,349)	5,822,346

	Total Domestic Equity (Cost $14,424,851)	13,954,833

Investment Companies (g) - 7.8%
11,630,522	State Street Navigator Prime Securities Lending Portfolio	11,630,522

	Total Investment Companies (Cost $11,630,522)	11,630,522

Total Investments - 95.8% (Cost $141,443,978)		142,212,865

Other Assets & Liabilities, Net - 4.2%		6,194,130

Net Assets - 100.0%		148,406,995

(a)	Securities are grouped by coupon and represent a range of maturities.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2014.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2014, these securities amounted to $9,955,412 or 6.7% of net assets.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Securities (or a portion of securities) on loan. As of December 31, 2014, the market value of securities loaned was $11,744,449. The loaned securities were secured with cash and securities collateral of $12,016,062. Collateral is calculated based on prior day’s prices.
(f)	Step coupon bond. The interest rate shown reflects the rate in effect December 31, 2014 and will reset at a future date.
(g)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ARM	Adjustable Rate Mortgage
MTN	Medium-Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

NOTES TO INVESTMENT PORTFOLIOS (unaudited)

As of December 31, 2014	Highland Fund II

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1	—	Quoted prices for identical investments in active markets.

Level 2	—	Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	—	Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Capital Management Fund Advisors, L.P., (the “Investment Adviser” or “Highland”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on National Association of Securities Dealers Automated Quotation (‘‘NASDAQ”) are valued using the NASDAQ Official Closing Price; Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2014	Highland Fund II

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced broker quotes are included in Level 2. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Highland conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, Highland believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

Written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2014	Highland Fund II

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. A summary of the inputs used to value each Fund’s assets as of December 31, 2014 is as follows:

	Total value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans
Aerospace	$1,452,137	$—	$—	$1,452,137
Energy	13,242,929	—	9,696,925	3,546,004
Healthcare	7,894,721	—	—	7,894,721
Information Technology	925,036	—	925,036	—
Retail	981,259	—	981,259	—
Service	1,829,716	—	—	1,829,716
Telecommunications	20,102,259	—	—	20,102,259
Utility	40,010,205	—	40,010,205
Non-U.S. Senior Loans
Broadcasting	3,713,187	—	3,713,187	—
Chemicals	1,197,480	—	1,197,480	—
Energy	15,097,584	—	15,097,584	—
Gaming & Leisure	830,771	—	830,771	—
Healthcare	4,592,845	—	716,045	3,876,800
Manufacturing	1,668,140	—	—	1,668,140
Service	2,111,010	—	2,111,010	—
Transportation	1,713,115	—	—	1,713,115
Non-U.S. Asset-Backed Securities	79,259,932	—	79,259,932	—
U.S. Corporate Bonds & Notes	12,280,000	—	12,280,000	—
Non-U.S. Corporate Bonds & Notes	29,116,303	—	29,116,303	—
Non-U.S. Government Bonds	291,227,062	—	291,227,062	—
U.S. Equity
Banks	3,381,581	3,381,581	—	—
Consumer Services	84,267,321	84,267,321	—	—
Diversified Financials	9,931,353	9,931,353	—	—
Energy	41,808,919	41,808,919	—	—
Healthcare Equipment & Services	39,678,648	39,678,648	—	—
Materials	2,987,777	315,902	—	2,671,875
Media	466,206	466,206	—	—
Pharmaceuticals, Biotechnology & Life Sciences	531,321	531,321	—	—
Real Estate Investment Trust	42,476,584	42,476,584	—	—
Retailing	1,281,000	1,281,000	—	—
Software & Services	62,748,873	62,748,873	—	—
Technology Hardware & Equipment	5,863,613	5,863,613	—	—
Telecommunication Services	32,677,524	—	—	32,677,524
Transportation	93,005,025	93,005,025	—	—
Utilities	42,505,540	42,505,540	—	—
Non-U.S. Equity
Capital Goods	1,768,300	1,768,300	—	—
Consumer Durables & Apparel	3,009,222	3,009,222	—	—
Consumer Services	4,886,955	4,886,955	—	—
Diversified Financials	4,546,005	4,546,005	—	—
Energy	23,239,061	23,239,061	—	—
Food, Beverage & Tobacco	2,466,876	—	2,466,876	—
Healthcare Equipment & Services	18,560,850	17,257,256	1,303,594	—
Insurance	1,422,450	1,422,450	—	—
Materials	341,700	341,700	—	—
Media	5,515,603	5,515,603	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,581,628	4,190,721	5,390,907	—
Real Estate Investment Trust	1,448,000	1,448,000	—	—
Retailing	17,370,738	17,370,738	—	—
Semiconductors & Semiconductor Equipment	3,199,024	3,199,024	—	—
Software & Services	33,535,085	33,535,085	—	—
Technology Hardware & Equipment	25,566,356	25,566,356	—	—
Telecommunication Services	18,812,476	—	18,812,476	—
U.S. Exchange-Traded Funds	12,484,763	12,484,763	—	—
Non-U.S. Exchange-Traded Funds	106,589,225	106,589,225	—	—
U.S. Purchased Call Options	21,185,750	21,185,750	—	—
U.S. Registered Investment Companies	10,649,807	10,649,807	—	—
U.S. Investment Companies	101,109,232	101,109,232	—	—
Non-U.S. Investment Companies	3,973,942	—	3,973,942	—

Total Assets	1,424,120,024	827,577,139	519,110,594	77,432,291

Liabilities
Securities Sold Short	(2,735,200)	(2,735,200)	—	—

Total Liabilities	(2,735,200)	(2,735,200)	—	—

Total	$1,421,384,824	$824,841,939	$519,110,594	$77,432,291

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2014	Highland Fund II

	Total value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Dividend Equity Fund
Assets
Common Stocks(1)	$22,147,003	$22,147,003	$—	$—	—
Exchange-Traded Funds	661,593	661,593	—	—	—
Investment Companies	5,153,009	5,153,009	—	—	—

Total	$27,961,605	$27,961,605	$—	$—	—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks(1)	$223,679,701	$223,679,701	$—	$—
Investment Companies	10,396,657	10,396,657	—	—

Total Assets	234,076,358	234,076,358	—	—

Liabilities
Other Financial Instruments
Equity Contracts – Futures	(4,056)	(4,056)	—	—

Total Liabilities	(4,056)	(4,056)	—	—

Total	$234,072,302	$234,072,302	$—	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

	Total value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$42,349,792	$42,349,792	$—	$—
Investment Companies	11,735,554	11,735,554	—	—

Total	$54,085,346	$54,085,346	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2014	Highland Fund II

	Total value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$124,280	$—	$124,280	$—
Agency Mortgage-Backed Securities	6,420,595	—	6,420,595	—
Asset-Backed Securities	10,029	—	10,029	—
Corporate Bonds & Notes	7,617,460	—	7,617,460	—
Foreign Corporate Bonds & Notes	1,516,604	—	1,516,604	—
Municipal Bonds & Notes	161,761	—	161,761	—
Non-Agency Collateralized Mortgage Obligations	168,424	—	168,424	—
Non-Agency Collateralized Mortgage-Backed Securities	1,124,454	—	1,124,454	—
Sovereign Bonds	75,653	—	75,653	—
U.S. Treasuries	5,309,910	—	5,309,910	—
Domestic Equity
Common Stocks	22,458,652	22,458,652	—	—
Preferred Stocks	24,267	—	24,267	—
Foreign Equity
Common Stocks
Automobiles & Components	932,351	100,208	832,143	—
Banks	1,767,292	274,778	1,492,514	—
Capital Goods	2,125,621	116,067	2,009,554	—
Commercial & Professional Services	579,427	352,875	226,552	—
Consumer Durables & Apparel	215,888	—	215,888	—
Diversified Financials	420,532	420,532	—	—
Energy	1,412,920	951,993	460,927	—
Food, Beverage & Tobacco	421,705	—	421,705	—
Healthcare Equipment & Services	550,024	337,524	212,500	—
Household & Personal Products	44,075	—	44,075	—
Insurance	1,426,116	—	1,426,116	—
Materials	941,425	68,470	872,955	—
Media	482,789	321,358	161,431	—
Pharmaceuticals, Biotechnology & Life Sciences	2,217,098	833,914	1,383,184	—
Real Estate	677,970	107,468	570,502	—
Retailing	398,482	—	398,482	—
Semiconductors & Semiconductor Equipment	609,230	215,654	393,576	—
Software & Services	763,267	520,683	242,584	—
Technology Hardware & Equipment	776,320	—	776,320	—
Telecommunication Services	424,319	—	424,319	—
Transportation	275,975	—	275,975	—
Preferred Stocks	245,370	—	245,370	—
Exchange Traded Funds	2,562,628	2,562,628	—	—
Investment Companies	17,466,066	17,466,066	—	—
Other Financial Instruments
Equity Contracts	52,935	52,935	—	—
Interest Rate Contracts	87	87	—	—

Total Assets	82,802,001	47,161,892	35,640,109	—

Liabilities
Other Financial Instruments
Equity Contracts	(1,618)	(1,618)	—	—
Interest Rate Contracts	(40,594)	(40,594)	—	—

Total Liabilities	(42,212)	(42,212)	—	—

Total	$82,759,789	$47,119,680	$35,640,109	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2014	Highland Fund II

	Total value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes	$16,908,941	$—	$16,908,941	$—

Total	$16,908,941	$—	$16,908,941	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligation	$262,080	$—	$262,080	$—
Agency Mortgage-Backed Securities	32,187,451	—	32,187,451	—
Asset-Backed Securities	1,094,948	—	1,094,948	—
Corporate Bonds & Notes	36,641,001	—	36,641,001	—
Foreign Corporate Bonds & Notes	11,226,815	—	11,226,815	—
Municipal Bonds & Notes	2,028,111	—	2,028,111	—
Non-Agency Collateralized Mortgage Obligations	824,094	—	824,094	—
Non-Agency Collateralized Mortgage-Backed Securities	5,714,322	—	5,714,322	—
Sovereign Bonds	939,332	—	939,332	—
U.S. Government Agencies	10,634,770	—	10,634,770	—
U.S. Treasuries	15,074,586	—	15,074,586	—
Domestic Equity
Common Stocks(1)	2,485,070	2,485,070	—	—
Preferred Stocks
Banks	2,853,686	2,685,098	168,588	—
Diversified Financials	2,593,893	2,593,893	—	—
Real Estate	199,838	199,838	—	—
Registered Investment Companies	5,822,346	5,822,346	—	—
Investment Companies	11,630,522	11,630,522	—	—

Total	$142,212,865	$25,416,767	$116,796,098	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2014	Highland Fund II

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy.

The table below sets forth a summary of changes in the Global Allocation Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the 3 months ended December 31, 2014.

	Balance as of September 30, 2014	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2014	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Global Allocation Fund
U.S. Senior Loans
Aerospace	$—	$1,426,187	$—	$2,017	$50	$27,680	$—	$(3,797)	1,452,137	$27,680
Energy	—	834,896	—	308	—	(78,922)	2,789,722	—	3,546,004	(78,922)
Healthcare	8,864,125	766,585	—	1,426	21,114	(181,606)	—	(1,576,923)	7,894,721	(181,606)
Media & Telecommunications	2,008,130	—	—	—	(2,500)	(8,130)	—	(1,997,500)	—	—
Service	1,865,855	—	—	1,544	83	(33,167)		(4,599)	1,829,716	(33,167)
Telecommunications	—	—	—	—	—	579,059	19,523,200	—	20,102,259	579,059
Transportation	306,147	—	—	(53)	(2,113)	400	—	(304,381)	—	—
Non-U.S. Senior Loans
Healthcare	—	3,918,545	—	3,065	—	(44,810)	—	—	3,876,800	(44,810)
Manufacturing	1,621,996	403,094	—	(39)	(1,345)	(20,619)	—	(334,947)	1,668,140	(20,619)
Transportation	1,757,053			(649)	41	(38,915)		(4,415)	1,713,115	(38,915)
U.S. Equities
Materials	—	—	—	—	—	(175,625)	2,847,500	—	2,671,875	(175,625)
Telecommunications Services	—	—	—	—	—		32,677,524	—	32,677,524
Non-U.S. Investment Companies	4,195,723	—	—	—	—	(221,781)	—	—	3,973,942	(221,781)

Total	$20,619,029	$7,349,307	$—	$7,619	$15,330	$(196,436)	$57,837,946	$(4,226,562)	$81,406,233	$(188,706)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended December 31, 2014, $7,349,307 of the Global Allocation Fund’s portfolio investments were transferred to Level 3 from Level 2. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers between Level 3 and Level 2 were due to management’s assessment of the observable and unobservable inputs used for valuing the assets.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund and Category	Ending Balance at 12/31/14	Valuation Technique	Unobservable Inputs	Input Value(s)
NexPoint Credit Strategies Fund
Debt	$42,082,892	Third-Party Pricing Vendor	N/A	N/A
		Sales Analysis	N/A	N/A
Common Stocks	39,323,341	Third-Party Pricing Vendor	N/A	N/A
		Sales Analysis	N/A	N/A
		Net Asset Value	N/A	N/A

Total	$81,406,233

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay any dividends or other payments received on such borrowed securities. At December 31, 2014, the Global Allocation Fund held securities sold short.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2014	Highland Fund II

Derivative Transactions

The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. For the period ended December 31, 2014, the Premier Growth Equity Fund and the Total Return Fund held futures contracts as detailed in each Fund’s Investment Portfolio. The Funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments. Securities held as collateral for futures contracts can be found on the Investment Portfolio. However, no funds held securities collateral as of December 31, 2014.The Funds held cash as collateral for futures contracts.

Options

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2014	Highland Fund II

Transactions in written options for the period ended December 31, 2014 were as follows:

Global Allocation Fund	Number of Contracts	Premium
Outstanding, September 30, 2014	25,000	$9,361,113
Put Options Written	2,000	669,014
Put Options Exercised	(11,267)	(3,492,304)
Call Options Expired	(1,000)	(442,352)
Put Options Expired	(4,000)	(1,385,157)
Put Options Closed	(2,000)	(1,055,750)
Outstanding, December 31, 2014	8,733	3, 654,564

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at December 31, 2014, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)(1)	Cost
Global Allocation Fund	$102,857,102	$80,963,007	$21,894,095	$1,402,225,929
Dividend Equity Fund	3,691,405	268,878	3,422,527	24,539,078
Premier Growth Equity Fund	85,709,543	0	85,709,543	148,366,815
Small-Cap Equity Fund	9,192,346	1,015,631	8,176,715	45,908,631
Total Return Fund	7,156,918	1,395,593	5,761,325	76,987,654
Tax-Exempt Fund	1,300,731	7,479	1,293,252	15,615,689
Fixed Income Fund	1,738,549	1,515,847	222,702	141,990,163

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities. The Global Allocation Fund held at least five percent of the outstanding voting securities of the following companies during the period ended December 31, 2014:

			Market Value
Issuer	Shares at September 30, 2014	Shares at December 31, 2014	30-Sep-14	31-Dec-14	Affiliated Income	Purchases	Sales
BB Votorantim Highland Infrastructure LLC (Non-U.S. Investment Companies)	10,000	10,000	4,195,723	3,973,942	—	4,571,783	—
Highland/iBoxx Senior Loan, ETF (U.S. Exchange-Traded Funds)	543,198	343,198	10,581,497	6,589,402	59,754	10,012,608	3,887,914
Highland Energy MLP Fund (U.S. Registered Investment Companies)	936,170	956,856	11,421,277	10,649,807	240,674	240,674	—
K12, Inc. (U.S. Equity)	1,719,900	1,922,525	27,449,604	22,820,372	—	3,046,819	—
TerreStar Corp (U.S. Equity)	—	114	—	32,677,524	—	32,677,524	—
	3,209,268	3,232,693	53,648,101	76,711,047	300,428	50,549,408	3,887,914

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Energy MLP Fund

Shares		Value ($)
Common Stocks - 20.9%
ENERGY - 20.9%
19,121	EnLink Midstream LLC	679,943
42,179	Kinder Morgan, Inc.	1,784,593
15,906	ONEOK, Inc.	791,960
9,340	SemGroup Corp., Class A	638,763
11,118	Targa Resources Corp.	1,179,064
8,159	Teekay Corp.	415,212
21,942	Williams Cos., Inc. (The)	986,073

		6,475,608

	Total Common Stocks (Cost $7,049,137)	6,475,608

Master Limited Partnerships - 73.7%
ENERGY - 73.7%
15,205	Access Midstream Partners LP	824,111
55,140	Boardwalk Pipeline Partners LP	979,838
6,463	Buckeye Partners LP	488,991
41,113	Dynagas LNG Partners LP	675,075
22,364	Enbridge Energy Partners LP	892,324
25,404	Energy Transfer Equity LP	1,457,681
17,533	Energy Transfer Partners LP	1,139,645
18,770	EnLink Midstream Partners LP	544,518
27,458	Enterprise Products Partners LP	991,783
11,592	EQT Midstream Partners LP	1,020,096
7,218	Genesis Energy LP	306,188
11,502	Magellan Midstream Partners LP	950,755
17,757	MarkWest Energy Partners LP	1,193,093
51,447	Midcoast Energy Partners LP	703,795
9,635	MPLX LP	708,076
22,708	NGL Energy Partners LP	635,597

Shares		Value ($)
Master Limited Partnerships (continued)
ENERGY (continued)
17,490	Oiltanking Partners LP	814,684
9,157	ONEOK Partners LP	362,892
6,709	Phillips 66 Partners LP	462,451
14,590	Plains All American Pipeline LP	748,759
25,740	Plains GP Holdings LP, Class A	661,003
26,423	Regency Energy Partners LP	634,152
34,547	Seadrill Partners LLC	560,698
14,390	Sunoco Logistics Partners LP	601,214
21,601	Tallgrass Energy Partners LP	965,565
17,324	Targa Resources Partners LP	829,473
14,102	Tesoro Logistics LP	829,903
11,150	Valero Energy Partners LP	482,237
17,583	Western Gas Equity Partners LP	1,059,024
12,055	Western Refining Logistics LP	367,677

		22,891,298

	Total Master Limited Partnerships (Cost $23,871,384)	22,891,298

Units
Warrants (a) - 1.6%
ENERGY - 1.6%
116,665	Kinder Morgan, Inc., expires 05/25/2017	496,993

	Total Warrants (Cost $447,004)	496,993

Total Investments - 96.2% (Cost $31,367,525)		29,863,899

Other Assets & Liabilities, Net - 3.8%		1,180,626

Net Assets - 100.0%		31,044,525

(a)	Non-income producing security.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Energy MLP Fund

Investment Objective

Highland Energy MLP Fund’s (“the Fund”) investment strategy is to focus on master limited partnership (“MLP”) investments. Under normal market conditions, the Fund seeks to achieve its objective of providing investors with current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of MLP investments. MLPs typically are characterized as “publicly traded partnerships” that qualify to be treated as partnerships for U.S. federal income tax purposes and are principally engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products (collectively, the energy industry). The Fund’s MLP investments include investments that offer economic exposure to public MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, and securities that are derivatives of interests in MLPs, including I-Shares, and derivative instruments in which the Fund may invest that have economic characteristics of MLP securities.

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1	—	Quoted prices for identical investments in active markets.

Level 2	—	Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	—	Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Capital Management Fund Advisors, L.P., (the “Investment Adviser” or “Highland”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on National Association of Securities Dealers Automated Quotation (“NASDAQ”) are valued using the NASDAQ Official Closing Price; Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2014	Highland Energy MLP Fund

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Fund uses non-binding broker quotes as the primary basis for valuation when there is limited or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Highland conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Fund’s financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations and other anomalies that may indicate that a price may not be accurate. Based on the information available, Highland believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

Written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2014	Highland Energy MLP Fund

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2014:

	Total value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy MLP Fund
Assets
Common Stocks(1)	$6,475,608	$6,475,608	$—	$—
Master Limited Partnerships(1)	22,891,298	22,891,298	—	—
Warrants
Equity Contracts	496,993	496,993	—	—

Total	$29,863,899	$29,863,899	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy.

For the period ended December 31, 2014, there were no transfers between Levels 1, 2 or 3.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes.

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each class share.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2014	Highland Energy MLP Fund

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at December 31, 2014, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation) Before Tax	Net Appreciation/ (Depreciation) After Tax	Cost
$1,701,799	$3,205,425	$(1,503,626)	$(1,027,483)	$31,367,525

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	March 2, 2015

By:	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer
(principal financial officer)

Date:	March 2, 2015